UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21928
Short-Term Bond Fund of America
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class A | ASBAX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 71	0.69%

Management's discussion of fund performance
The fund’s Class A shares gained 5.95% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class A (with sales charge) *	3.31%	0.76%	0.95%
Short-Term Bond Fund of America — Class A (without sales charge) *	5.95%	1.28%	1.21%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class C | ASBCX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 142	1.38%

Management's discussion of fund performance
The fund’s Class C shares gained 5.14% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class C (with sales charge) *	4.14%	0.57%	0.60%
Short-Term Bond Fund of America — Class C (without sales charge) *	5.14%	0.57%	0.60%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class T | TSTBX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 40	0.39%

Management's discussion of fund performance
The fund’s Class T shares gained 6.16% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class T (with sales charge) 2	3.52%	1.06%	1.33%
Short-Term Bond Fund of America — Class T (without sales charge) 2	6.16%	1.58%	1.68%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	6.10%	1.43%	1.68%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class F-1 | ASBFX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 70	0.68%

Management's discussion of fund performance
The fund’s Class F-1 shares gained 5.96% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class F-1 *	5.96%	1.29%	1.17%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class F-2 | SBFFX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 41	0.40%

Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.25% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class F-2 *	6.25%	1.56%	1.44%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class F-3 | FSBTX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 30	0.29%

Management's discussion of fund performance
The fund’s Class F-3 shares gained 6.26% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class F-3 2	6.26%	1.67%	1.77%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.58%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	6.10%	1.43%	1.66%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-A | CAAFX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 69	0.67%

Management's discussion of fund performance
The fund’s Class 529-A shares gained 5.97% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-A (with sales charge) *	3.32%	0.78%	0.94%
Short-Term Bond Fund of America — Class 529-A (without sales charge) *	5.97%	1.29%	1.20%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-C | CCAMX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 147	1.43%

Management's discussion of fund performance
The fund’s Class 529-C shares gained 5.10% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-C (with sales charge) *	4.10%	0.54%	0.79%
Short-Term Bond Fund of America — Class 529-C (without sales charge) *	5.10%	0.54%	0.79%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-E | CEAMX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 91	0.88%

Management's discussion of fund performance
The fund’s Class 529-E shares gained 5.75% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-E *	5.75%	1.08%	0.95%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-T | TTSBX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 46	0.45%

Management's discussion of fund performance
The fund’s Class 529-T shares gained 6.20% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class 529-T (with sales charge) 2	3.56%	1.00%	1.27%
Short-Term Bond Fund of America — Class 529-T (without sales charge) 2	6.20%	1.52%	1.62%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	6.10%	1.43%	1.68%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-F-1 | CFAMX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 52	0.50%

Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 6.03% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-F-1 *	6.03%	1.48%	1.39%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-F-2 | FTSBX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.40%

Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 6.14% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Short-Term Bond Fund of America — Class 529-F-2 2	6.14%	0.98%
Bloomberg U.S. Aggregate Index 3	7.30%	(1.54) %
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	6.10%	0.92%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class 529-F-3 | FFTSX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 38	0.37%

Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 6.17% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Short-Term Bond Fund of America — Class 529-F-3 2	6.17%	1.01%
Bloomberg U.S. Aggregate Index 3	7.30%	(1.54) %
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	6.10%	0.92%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-1 | RAMAX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 143	1.39%

Management's discussion of fund performance
The fund’s Class R-1 shares gained 5.14% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-1 *	5.14%	0.56%	0.44%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-2 | RAMBX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 141	1.37%

Management's discussion of fund performance
The fund’s Class R-2 shares gained 5.28% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-2 *	5.28%	0.59%	0.45%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-2E | RAAEX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 108	1.05%

Management's discussion of fund performance
The fund’s Class R-2E shares gained 5.57% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-2E *	5.57%	0.87%	0.82%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-3 | RAMCX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 95	0.92%

Management's discussion of fund performance
The fund’s Class R-3 shares gained 5.60% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-3 *	5.60%	1.03%	0.90%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-4 | RAMEX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.63%

Management's discussion of fund performance
The fund’s Class R-4 shares gained 6.01% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-4 *	6.01%	1.32%	1.20%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-5E | RAAGX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 45	0.44%

Management's discussion of fund performance
The fund’s Class R-5E shares gained 6.09% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class R-5E 2	6.09%	1.51%	1.53%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.66%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	6.10%	1.43%	1.56%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-5 | RAMFX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.34%

Management's discussion of fund performance
The fund’s Class R-5 shares gained 6.20% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-5 *	6.20%	1.61%	1.49%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-048-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Short-Term Bond Fund of America
®
Class R-6 | RMMGX
for the year ended August 31, 2024
This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 30	0.29%

Management's discussion of fund performance
The fund’s Class R-6 shares gained 6.37% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-6 *	6.37%	1.67%	1.56%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-048-1024 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2024	79,000	None	8,000	None
August 31, 2023	145,000	None	8,000	None
Adviser and Affiliates2
August 31, 2024	Not Applicable	44,000	None	None
August 31, 2023	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
August 31, 2024	52,000
August 31, 2023	8,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Short-Term Bond Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2024
Lit. No. MFGEFP4-048-1024 © 2024 Capital Group. All rights reserved.

Investment portfolio August 31, 2024

Bonds, notes & other debt instruments 88.66%		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 29.75%
U.S. Treasury 26.91%
	U.S. Treasury 4.25% 9/30/2024	USD21,071	$21,055
	U.S. Treasury 0.25% 5/31/2025	44,000	42,629
	U.S. Treasury 2.875% 6/15/2025	150,000	148,102
	U.S. Treasury 4.625% 6/30/2025[1]	393,903	394,295
	U.S. Treasury 0.25% 8/31/2025	29,037	27,881
	U.S. Treasury 5.00% 8/31/2025	215,500	216,746
	U.S. Treasury 3.50% 9/15/2025	9,155	9,075
	U.S. Treasury 0.25% 9/30/2025	2,500	2,394
	U.S. Treasury 3.00% 9/30/2025	35,670	35,177
	U.S. Treasury 5.00% 9/30/2025	10,037	10,107
	U.S. Treasury 4.25% 10/15/2025	12,420	12,413
	U.S. Treasury 3.00% 10/31/2025	30,616	30,181
	U.S. Treasury 5.00% 10/31/2025	24,922	25,119
	U.S. Treasury 2.25% 11/15/2025	3,000	2,930
	U.S. Treasury 4.50% 11/15/2025	32,861	32,957
	U.S. Treasury 4.875% 11/30/2025	9,000	9,068
	U.S. Treasury 4.25% 12/31/2025	60,320	60,353
	U.S. Treasury 3.875% 1/15/2026	209,000	208,232
	U.S. Treasury 0.375% 1/31/2026	24,922	23,648
	U.S. Treasury 4.25% 1/31/2026	105,312	105,451
	U.S. Treasury 4.00% 2/15/2026	18,459	18,430
	U.S. Treasury 0.50% 2/28/2026	8,904	8,444
	U.S. Treasury 4.625% 3/15/2026	1,160	1,169
	U.S. Treasury 2.375% 4/30/2026	18,500	18,010
	U.S. Treasury 0.75% 5/31/2026	26,200	24,772
	U.S. Treasury 4.125% 6/15/2026	251,311	251,868
	U.S. Treasury 0.875% 6/30/2026	7,200	6,810
	U.S. Treasury 4.375% 8/15/2026	21,500	21,673
	U.S. Treasury 4.625% 9/15/2026	14,680	14,877
	U.S. Treasury 4.625% 10/15/2026	45,000	45,646
	U.S. Treasury 4.625% 11/15/2026	10,346	10,504
	U.S. Treasury 4.375% 12/15/2026	17,156	17,341
	U.S. Treasury 4.00% 1/15/2027	434,829	436,188
	U.S. Treasury 4.125% 2/15/2027	27,996	28,168
	U.S. Treasury 4.50% 4/15/2027	40,148	40,807
	U.S. Treasury 4.375% 7/15/2027	11,673	11,851
	U.S. Treasury 3.75% 8/15/2027	292,027	291,645
	U.S. Treasury 4.125% 9/30/2027[1]	305,000	308,109
	U.S. Treasury 3.625% 3/31/2028	1,671	1,663
	U.S. Treasury 4.00% 1/31/2029	157,630	159,217
	U.S. Treasury 3.625% 8/31/2029	5,412	5,399
	U.S. Treasury 1.875% 2/15/2041	341	245
	U.S. Treasury 3.00% 5/15/2042	511	430
	U.S. Treasury 3.25% 5/15/2042	152	132
	U.S. Treasury 3.00% 8/15/2048	5,264	4,195
	U.S. Treasury 2.25% 8/15/2049[1]	5,776	3,930
	U.S. Treasury 2.375% 11/15/2049[1]	13,827	9,659
	U.S. Treasury 1.875% 2/15/2051[1]	354	218
	U.S. Treasury 2.875% 5/15/2052	208	161
	U.S. Treasury 3.625% 2/15/2053[1]	7,860	7,044
	U.S. Treasury 4.25% 2/15/2054[1]	9,260	9,286
	U.S. Treasury 4.625% 5/15/2054[1]	4,580	4,891
			3,180,595

U.S. Treasury inflation-protected securities 2.84%
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[2]	270,695	264,607
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[2]	71,938	70,525
			335,132
	Total U.S. Treasury bonds & notes		3,515,727

Short-Term Bond Fund of America	1

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 24.29%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.584% 10/20/2031[3,4,5]	USD1,402	$1,403
522 Funding CLO, Ltd., Series 2020-6A, Class A1R, (3-month USD CME Term SOFR + 1.412%) 6.695% 10/23/2034[3,4,5]	3,540	3,536
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[3,4]	2,396	2,404
ACHV ABS TRUST, Series 23-4CP, Class C, 7.71% 11/25/2030[3,4]	795	806
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[3,4]	777	767
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[3,4]	155	154
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[3,4]	3,374	3,386
Affirm, Inc., Series 23-A, Class 1A, 6.61% 1/18/2028[3,4]	1,895	1,901
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[3,4]	7,486	7,626
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[3,4]	2,728	2,738
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[3,4]	27,574	27,846
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[3,4]	13,906	14,043
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[3,4]	12,918	12,942
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.285% 7/25/2036[3,4,5]	8,511	8,580
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 6.413% 4/20/2032[3,4,5]	6,642	6,642
American Credit Acceptance Receivables Trust, Series 2024-2, Class A, 5.90% 2/12/2027[3,4]	10,033	10,051
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[3,4]	6,339	6,352
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[3,4]	7,830	7,845
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[3,4]	2,463	2,485
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[3,4]	6,537	6,597
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[3,4]	686	691
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[3,4]	14,718	14,808
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[3]	9,901	9,812
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[3,4]	4,292	4,231
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[3,4]	1,521	1,499
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.433% 5/26/2031[3,4,5]	843	844
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[3]	2,610	2,612
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027[3]	6,783	6,811
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[3]	9,883	10,034
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029[3]	4,966	5,035
Apidos CLO, Series 2017-27, Class A1R, (3-month USD CME Term SOFR + 1.192%) 6.477% 7/17/2030[3,4,5]	305	305
Apidos CLO, Series 2013-15, Class A1RR, (3-month USD CME Term SOFR + 1.272%) 6.554% 4/20/2031[3,4,5]	1,013	1,014
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 6.379% 1/20/2033[3,4,5]	6,248	6,252
Apidos CLO, Ltd., Series 2015-23, Class AR, (3-month USD CME Term SOFR + 1.482%) 6.783% 4/15/2033[3,4,5]	2,000	2,001
Ares CLO, Ltd., Series 2015-35R, Class B, (3-month USD CME Term SOFR + 1.912%) 7.213% 7/15/2030[3,4,5]	1,010	1,011
Ares CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 6.606% 4/17/2033[3,4,5]	3,000	3,007
Auxilior Term Funding, LLC, Series 24-1, Class A1, 5.593% 7/15/2025[3,4]	5,448	5,449
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[3,4]	10,479	10,559
Auxilior Term Funding, LLC, Series 2023-1, Class A2, 6.18% 12/15/2028[3,4]	1,843	1,861
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[3,4]	2,802	2,862
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[3,4]	2,280	2,256
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[3,4]	1,250	1,223
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[3,4]	18,269	17,602

2	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[3,4]	USD5,320	$5,407
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[3,4]	6,476	6,627
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028[3,4]	3,900	4,022
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[3,4]	3,732	3,814
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A1, 5.589% 7/21/2025[3,4]	2,187	2,189
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029[3,4]	5,509	5,575
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[3,4]	20,154	20,306
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 6.691% 1/18/2035[3,4,5]	1,500	1,501
Babson CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.10%) 8.382% 4/20/2036[3,4,5]	1,000	1,002
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.502% 2/20/2036[3,4,5]	24,200	24,233
Ballyrock, Ltd., CLO, Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 7.265% 4/25/2036[3,4,5]	857	866
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[3]	9,593	9,637
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[3]	21,755	22,170
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[3,4]	1,355	1,311
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[3,4]	920	909
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[3,4]	650	621
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[3,4]	1,233	1,222
Barclays Dryrock Issuance Trust, Series 2022-1, Class A, 3.07% 2/15/2028[3]	5,000	4,937
Battalion CLO, Ltd., Series 2018-12, Class A2R, (3-month USD CME Term SOFR + 1.712%) 6.813% 5/17/2031[3,4,5]	2,085	2,086
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 6.481% 1/15/2033[3,4,5]	12,826	12,820
Benefit Street Partners CLO, Ltd., Series 2019-19, Class CR, (3-month USD CME Term SOFR + 2.10%) 7.401% 1/15/2033[3,4,5]	2,308	2,315
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 7.117% 4/30/2031[3,4,5]	700	701
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.482% 7/20/2035[3,4,5]	1,975	1,987
Bluemountain CLO, Ltd., Series 2021-28, Class A, (3-month USD CME Term SOFR + 1.522%) 6.823% 4/15/2034[3,4,5]	1,110	1,113
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[3]	1,930	1,930
BMW Vehicle Owner Trust, Series 2024-A, Class A3, 5.18% 2/26/2029[3]	1,330	1,353
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[3,4]	403	410
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[3,4]	7,035	7,117
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A2, 5.82% 9/15/2026[3]	1,091	1,092
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[3]	3,789	3,794
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[3]	7,634	7,693
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[3]	10,329	10,358
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[3]	4,216	4,237
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028[3]	10,000	10,105
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[3]	1,507	1,516
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028[3]	1,977	1,992
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[3]	2,000	2,006

Short-Term Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[3,4]	USD19,231	$19,487
Carlyle Global Market Strategies, CLO, Series 2019-1, Class A1AR, (3-month USD CME Term SOFR + 1.342%) 6.624% 4/20/2031[3,4,5]	231	232
Carlyle Global Market Strategies, CLO, Series 2014-2RA, Class A1, (3-month USD CME Term SOFR + 1.312%) 6.43% 5/15/2031[3,4,5]	827	829
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD CME Term SOFR + 1.312%) 6.575% 7/27/2031[3,4,5]	1,483	1,478
Carlyle Global Market Strategies, CLO, Series 2012-4A, Class A1R3, (3-month USD CME Term SOFR + 1.342%) 6.624% 4/22/2032[3,4,5]	1,846	1,848
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[3]	290	290
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[3]	2,627	2,627
CarMax Auto Owner Trust, Series 2024-1, Class A2A, 5.30% 3/15/2027[3]	1,373	1,373
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[3]	10,531	10,584
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[3]	3,642	3,679
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92% 10/16/2028[3]	10,000	10,081
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[3]	15,911	16,098
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030[3]	2,472	2,490
CarMax Select Receivables Trust, Series 2024-A, Class A1, 5.617% 7/15/2025[3]	12,947	12,950
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[3]	3,889	3,906
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[3]	1,438	1,469
Carvana Auto Receivables Trust, Series 2024-N1, Class A2, 5.76% 4/12/2027[3,4]	2,481	2,485
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[3,4]	4,963	4,980
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[3,4]	1,512	1,519
Carvana Auto Receivables Trust, Series 2024-P2, Class A2, 5.63% 11/10/2027[3]	1,500	1,507
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028[3,4]	4,781	4,819
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[3,4]	1,442	1,462
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[3]	1,852	1,769
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029[3]	1,678	1,710
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[3,4]	736	758
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[3,4]	1,318	1,199
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032[3,4]	2,854	2,855
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.495% 7/27/2030[3,4,5]	2,949	2,950
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 8.051% 10/15/2034[3,4,5]	3,000	3,023
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.701% 3/22/2035[3,4,5]	2,000	2,006
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,4]	28,256	27,176
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[3,4]	20,519	19,123
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[3,4]	10,785	10,806
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[3,4]	4,262	4,273
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[3,4]	16,304	16,371
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029[3,4]	6,257	6,349
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029[3,4]	5,821	5,953
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[3,4]	9,977	10,099
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[3,4]	1,120	1,140
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029[3,4]	2,758	2,815
Chase Auto Owner Trust, Series 2024-3, Class A4, 5.08% 12/25/2029[3,4]	940	961
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[3]	17,109	17,248
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[3]	1,583	1,614
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[3,4]	4,924	4,998
CIFC Funding, Ltd., CLO, Series 2017-4, Class A1R, (3-month USD CME Term SOFR + 1.212%) 6.495% 10/24/2030[3,4,5]	801	802
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.372%) 6.654% 1/22/2031[3,4,5]	149	150
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[3]	7,630	7,687
Citizens Auto Receivables Trust, Series 2024-1, Class A2A, 5.43% 10/15/2026[3,4]	911	912
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[3,4]	5,430	5,516
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[3,4]	6,081	6,270
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[3,4]	2,707	2,494
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[3,4]	5,879	5,413
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[3,4]	4,861	4,495
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[3,4]	1,722	1,563
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[3,4]	3,647	3,325
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[3,4]	5,980	5,998
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[3]	12,338	12,412

4	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029[3]	USD5,635	$5,749
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[3,4]	8,378	8,459
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 8.113% 10/15/2029[3,4,5]	539	541
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[3,4]	119	119
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[3,4]	2,749	2,754
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[3,4]	3,278	3,276
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[3,4]	1,206	1,206
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[3,4]	1,512	1,514
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[3,4]	2,550	2,560
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[3,4]	3,775	3,788
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[3,4]	1,625	1,640
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[3,4]	6,054	6,124
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[3,4]	4,663	4,674
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[3,4]	1,171	1,189
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[3,4]	718	717
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[3,4]	1,589	1,616
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[3,4]	3,463	3,535
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[3,4]	19,444	19,593
Crossroads Asset Trust, Series 2024-A, Class A1, 5.74% 6/20/2025[3,4]	5,366	5,372
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[3,4]	6,739	6,834
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[3]	18,048	18,088
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[3]	3,293	3,344
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030[3,4]	10,000	10,165
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56% 7/15/2027[3]	12,857	12,720
DLLAD, LLC, Series 21-1A, Class A3, 0.64% 9/21/2026[3,4]	1,800	1,762
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[3,4]	4,107	4,136
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[3,4]	1,227	1,254
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[3]	8,594	8,629
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[3]	1,626	1,640
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[3]	2,892	2,928
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[3,4]	494	495
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[3,4]	1,158	1,157
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[3,4]	441	441
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[3,4]	2,247	2,256
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[3,4]	6,000	5,967
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[3,4]	5,316	5,330
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[3,4]	1,187	1,209
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.543% 4/15/2028[3,4,5]	1,745	1,746
Dryden Senior Loan Fund, CLO, Series 2015-38, Class ARR, (3-month USD CME Term SOFR + 1.15%) 6.451% 7/15/2030[3,4,5]	1,653	1,653
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.663% 1/15/2031[3,4,5]	2,260	2,260
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 6.39% 5/15/2031[3,4,5]	899	900
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD CME Term SOFR + 1.312%) 6.613% 7/15/2031[3,4,5]	887	888
Dryden Senior Loan Fund, CLO, Series 2021-93, Class A1A, (3-month USD CME Term SOFR + 1.342%) 6.643% 1/15/2034[3,4,5]	725	726
Dryden Senior Loan Fund, CLO, Series 2016-43, Class AR2, (3-month USD CME Term SOFR + 1.302%) 6.584% 4/20/2034[3,4,5]	1,250	1,250
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[3,4]	645	588
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[3,4]	4,555	4,599
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[3,4]	8,430	8,492
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[3,4]	3,730	3,705
Enterprise Fleet Financing, LLC, Series 22-1, Class A3, 3.27% 1/20/2028[3,4]	200	197
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[3,4]	1,569	1,561
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[3,4]	7,916	7,965
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[3,4]	7,746	7,796
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[3,4]	4,534	4,629
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[3]	1,047	1,048
Exeter Automobile Receivables Trust, Series 2024-1, Class A2, 5.53% 10/15/2026[3]	5,400	5,402
Exeter Automobile Receivables Trust, Series 2024-2A, Class A3, 5.63% 10/15/2026[3]	4,360	4,366
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86% 12/15/2026[3]	1,119	1,119
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[3]	1,256	1,255
Exeter Automobile Receivables Trust, Series 24-3A, Class A2, 5.82% 2/15/2027[3]	2,050	2,053

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[3]	USD9,940	$9,977
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[3]	2,590	2,591
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[3]	504	505
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[3]	4,450	4,456
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]	3,673	3,677
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[3]	3,231	3,239
Exeter Automobile Receivables Trust, Series 2024-3, Class A3, 5.65% 12/15/2027[3]	3,493	3,523
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]	2,330	2,352
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[3]	283	287
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[3]	6,168	6,192
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[3]	4,255	4,309
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[3]	3,259	3,281
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[3]	4,144	4,174
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[3]	5,347	5,467
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[3]	4,219	4,310
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[3,4]	5,952	5,727
FirstKey Homes Trust., Series 20-SFR2, Class C, 1.667% 10/19/2037[3,4]	800	767
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[3,4]	1,882	1,883
Flagship Credit Auto Trust, Series 2023-3, Class A2, 5.89% 7/15/2027[3,4]	2,973	2,981
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[3,4]	2,469	2,487
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[3,4]	2,126	2,154
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[3]	9,463	9,503
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[3]	2,413	2,433
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[3,4]	2,000	1,985
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[3,4]	7,910	7,796
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 4/15/2033[3,4]	750	719
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[3,4]	14,573	14,768
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[3,4]	2,981	3,073
Fortress Credit BSL, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 6.679% 10/18/2033[3,4,5]	3,938	3,938
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.533% 4/23/2036[3,4,5]	1,500	1,511
Fortress Credit Opportunities CLO, LLC, Series 2022-17, Class A, (3-month USD CME Term SOFR + 1.37%) 6.671% 1/15/2030[3,4,5]	3	3
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 6.533% 10/15/2030[3,4,5]	924	924
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[3,4]	7,028	6,534
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[3,4]	3,794	3,444
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[3,4]	16,807	15,861
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[3,4]	12,983	12,152
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[3,4]	14,889	13,648
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[3,4]	6,427	5,929
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[3,4]	19,127	19,186
GLS Auto Receivables Trust, Series 2024-2, Class A2, 5.77% 6/15/2027[3,4]	1,750	1,755
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[3,4]	20,000	20,214
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[3,4]	2,915	2,927
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[3,4]	3,563	3,599
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[3,4]	927	929
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[3,4]	895	903
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029[3,4]	724	726
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[3,4]	5,212	5,284
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[3,4]	12,936	12,978
GLS Auto Select Receivables Trust, Series 24-3A, Class B, 5.64% 8/15/2030[3,4]	2,150	2,196
GLS Auto Select Receivables Trust, Series 24-3A, Class C, 5.92% 8/15/2030[3,4]	2,500	2,558
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[3]	3,259	3,258
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[3]	3,042	3,059
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027[3]	6,238	6,332
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[3]	1,372	1,387
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[3]	416	416
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[3]	8,324	8,424
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[3,4]	2,325	2,437
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[3,4]	6,653	6,985
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[3,4]	11,757	11,770
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[3]	4,964	5,007

6	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[3]	USD2,495	$2,531
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[3,4]	16,100	16,330
Golub Capital BDC 3 CLO 1, LLC, Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.862%) 7.163% 4/15/2033[3,4,5]	2,185	2,187
Golub Capital Partners CLO, Ltd., Series 2016-31, Class A2R, (3-month USD CME Term SOFR + 1.912%) 7.154% 8/5/2030[3,4,5]	1,000	1,000
Golub Capital Partners CLO, Ltd., Series 2016-31, Class CR, (3-month USD CME Term SOFR + 3.162%) 8.404% 8/5/2030[3,4,5]	500	505
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.036% 10/25/2034[3,4,5]	4,000	4,013
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.832% 4/20/2033[3,4,5]	935	935
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027[3,4]	10,034	10,111
Greatamerica Leasing Receivables Funding, LLC, Series 23-1, Class A3, 5.15% 7/15/2027[3,4]	2,574	2,591
Greatamerica Leasing Receivables Funding, LLC, Series 22-1, Class A4, 5.35% 7/16/2029[3,4]	2,553	2,590
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.625% 7/28/2031[3,4,5]	5,620	5,627
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.801% 1/15/2035[3,4,5]	618	625
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 7.332% 1/20/2031[3,4,5]	2,834	2,843
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[3,4]	9,215	9,034
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[3,4]	26,860	26,523
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[3,4]	11,000	11,099
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[3,4]	3,000	2,920
Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[3,4]	7,663	7,598
Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[3,4]	2,440	2,417
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[3,4]	3,340	3,362
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,4]	28,761	26,909
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[3,4]	9,642	9,788
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[3]	5,561	5,574
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[3]	3,626	3,661
Honda Auto Receivables Owner Trust, Series 2024-2, Class A3, 5.27% 11/20/2028[3]	1,429	1,456
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[3,4]	1,491	1,511
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031[3,4]	7,000	7,043
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[3,4]	9,596	9,648
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[3,4]	1,425	1,437
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[3]	5,974	6,050
Hyundai Auto Receivables Trust, Series 2024-A, Class A4, 4.92% 1/15/2031[3]	1,331	1,354
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD CME Term SOFR + 1.292%) 6.593% 1/15/2031[3,4,5]	236	237
ICG US CLO, Ltd., Series 2014-3A, Class A1RR, (3-month USD CME Term SOFR + 1.292%) 6.576% 4/25/2031[3,4,5]	306	306
Invitation Homes Trust., Series 18-SFR4, Class A, (1-month USD CME Term SOFR + 1.21%) 6.551% 1/17/2038[3,4,5]	803	804
Ivy Hill Middle Market Credit Fund, Ltd., CLO, Series 18, Class C, (3-month USD CME Term SOFR + 2.962%) 8.244% 4/22/2033[3,4,5]	500	501
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.263% 7/14/2031[3,4,5]	2,000	2,001
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 6.479% 4/20/2032[3,4,5]	10,601	10,614
Jamestown CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.779% 4/20/2032[3,4,5]	4,000	4,008
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[3]	6,764	6,853
John Deere Owner Trust, Series 22-A, Class A4, 2.49% 1/16/2029[3]	263	257
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029[3]	16,449	16,804
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 6.575% 7/20/2036[3,4,5]	16,975	16,987
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.743% 1/15/2031[3,4,5]	418	419
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 6.563% 4/15/2031[3,4,5]	995	995

Short-Term Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 6.754% 10/20/2034[3,4,5]	USD735	$736
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027[3,4]	4,137	4,174
LAD Auto Receivables Trust, Series 2023-3, Class A2, 6.09% 6/15/2026[3,4]	2,775	2,776
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[3,4]	4,439	4,440
LAD Auto Receivables Trust, Series 2024-1, Class A2, 5.44% 11/16/2026[3,4]	10,199	10,201
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[3,4]	2,533	2,532
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[3,4]	18,199	18,234
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[3,4]	994	996
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[3,4]	642	648
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[3,4]	25,457	25,625
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[3,4]	12,972	13,097
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[3,4]	339	343
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[3,4]	6,526	6,551
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[3,4]	4,505	4,527
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[3,4]	12,138	12,294
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[3,4]	895	900
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[3,4]	4,185	4,236
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[3,4]	6,414	6,484
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[3,4]	1,980	1,993
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[3,4]	1,470	1,487
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[3,4]	4,612	4,702
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.628% 7/16/2031[3,4,5]	3,442	3,446
Logan CLO II, Ltd., Series 21-2, Class A, (3-month USD CME Term SOFR + 1.412%) 6.694% 1/20/2035[3,4,5]	1,837	1,840
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031[3,4]	6,103	6,121
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.544% 7/21/2030[3,4,5]	11,209	11,220
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.495% 7/27/2031[3,4,5]	565	565
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD CME Term SOFR + 1.912%) 7.196% 4/25/2032[3,4,5]	1,200	1,200
Madison Park Funding, Ltd., CLO, Series 2021-48A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.691% 4/19/2033[3,4,5]	986	989
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 6.535% 7/15/2036[3,4,5]	2,771	2,771
Marble Point CLO XIX, Ltd., Series 2020-3, Class CR, (3-month USD CME Term SOFR + 2.50%) 7.779% 1/19/2034[3,4,5]	3,000	3,005
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[3]	4,770	4,859
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[3]	100	100
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[3]	9,895	9,979
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[3]	4,571	4,656
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[3,4]	15,885	16,098
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[3,4]	11,873	12,046
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[3,4]	23,801	24,019
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[3,4]	16,670	16,854
MMAF Equipment Finance, LLC, Series 24-A, Class A2, 5.20% 9/13/2027[3,4]	2,065	2,070
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 6.998% 5/20/2034[3,4,5]	1,800	1,808
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 7.108% 9/14/2033[3,4,5]	4,000	4,006
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.512%) 6.794% 10/20/2030[3,4,5]	151	152
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[3,4]	3,528	3,189
Navient Student Loan Trust, Series 2020-D, Class A, 1.69% 5/15/2069[3,4]	934	874
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[3,4]	1,220	1,097
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[3,4]	4,864	4,370
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[3,4]	4,666	4,112
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[3,4]	4,351	3,798
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[3,4]	11,235	9,963
Navistar Financial Dealer Note Master Trust., Series 23-1, Class A, 6.18% 8/25/2028[3,4]	895	905
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[3,4]	11,112	10,271
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[3,4]	8,818	8,175
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[3,4]	17,684	16,503

8	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Neuberger Berman CLO, Ltd., Series 2019-31A, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.584% 4/20/2031[3,4,5]	USD322	$323
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[3,4]	48,385	44,268
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.516% 7/25/2030[3,4,5]	3,876	3,878
NMEF Funding LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[3,4]	20,778	20,824
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.782% 4/20/2035[3,4,5]	3,000	3,009
Ocean Trails CLO, Series 2020-10, Class AR, (3-month USD CME Term SOFR + 1.22%) 6.783% 10/15/2034[3,4,5]	2,000	2,001
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.282% 1/20/2035[3,4,5]	2,400	2,405
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.644% 7/20/2031[3,4,5]	2,089	2,092
OCP CLO, Ltd., Series 2020-8RA, Class A1, (3-month USD CME Term SOFR + 1.482%) 6.767% 1/17/2032[3,4,5]	483	484
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.566% 4/10/2033[3,4,5]	3,175	3,181
OCP CLO, Ltd., Series 2023-29, Class C, (3-month USD CME Term SOFR + 3.10%) 8.382% 1/20/2035[3,4,5]	1,200	1,202
Octagon Investment Partners 32, Ltd., CLO, Series 2017-1, Class A1R, (3-month USD CME Term SOFR + 1.212%) 6.513% 7/15/2029[3,4,5]	121	121
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[3,4]	9,128	9,344
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[3,4]	2,198	2,139
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[3,4]	7,093	6,860
Owl Rock CLO, Ltd., Series 2022-7, Class A1, (3-month USD CME Term SOFR + 2.10%) 7.382% 7/20/2033[3,4,5]	4,000	4,006
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.363% 10/15/2029[3,4,5]	6,783	6,788
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.963% 10/15/2029[3,4,5]	4,278	4,274
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.351% 4/15/2030[3,4,5]	2,457	2,459
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.033% 7/24/2031[3,4,5]	7,400	7,415
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.547% 10/17/2031[3,4,5]	1,553	1,555
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A1, 5.723% 6/20/2025[3,4]	15,798	15,814
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[3,4]	21,764	21,986
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A3, 5.64% 11/20/2030[3,4]	9,000	9,190
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[3,4]	5,455	5,421
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.504% 8/16/2027[3,4,5]	3,590	3,611
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[3,4]	10,653	10,832
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[3,4]	7,722	7,805
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029[3,4]	7,918	7,943
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033[3]	12,187	12,421
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.232% 4/20/2036[3,4,5]	3,000	3,006
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 5.335% 9/15/2039[3,4,5]	2,034	2,038
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[3,4]	4,227	4,315
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[3,4]	2,293	2,295
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[3,4]	6,415	6,426
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 8.086% 4/16/2037[3,4,5]	3,000	3,023
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[3,4]	3,108	3,108
Prestige Auto Receivables Trust, Series 2023-2, Class A2, 6.24% 1/15/2027[3,4]	1,163	1,166
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[3,4]	1,060	1,068
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.64% 7/25/2051[3,4,5]	573	570
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.503% 10/15/2030[3,4,5]	11,340	11,346
Rad CLO, Ltd., Series 2019-4, Class CR, (3-month USD CME Term SOFR + 2.20%) 7.485% 4/25/2032[3,4,5]	1,050	1,050

Short-Term Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Rad CLO, Ltd., Series 2019-5, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.665% 7/24/2032[3,4,5]	USD600	$601
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[3,4]	1,351	1,356
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[3,4]	9,649	9,683
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 6.213% 10/25/2031[3,4,5]	7,359	7,358
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 6.785% 10/25/2031[3,4,5]	4,428	4,428
Regatta XIV Funding, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.663% 10/15/2032[3,4,5]	2,500	2,504
Regatta XX Funding, Ltd., CLO, Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.422%) 6.723% 10/15/2034[3,4,5]	2,000	2,004
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.694% 1/20/2035[3,4,5]	550	551
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[3,4]	4,496	4,486
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 6.734% 10/20/2030[3,4,5]	673	673
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.362%) 6.49% 5/20/2031[3,4,5]	294	294
RR, Ltd., Series 2022-24, Class A1AR, (3-month USD CME Term SOFR + 1.73%) 7.031% 1/15/2036[3,4,5]	2,000	2,006
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2, 6.08% 8/17/2026[3]	732	732
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[3]	583	583
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[3]	11,866	11,871
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[3]	1,513	1,516
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[3]	2,452	2,444
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]	1,755	1,756
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[3]	3,171	3,161
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027[3]	6,724	6,747
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[3]	15,736	15,747
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[3]	13,897	13,929
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[3]	4,660	4,636
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]	1,521	1,533
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[3]	6,392	6,384
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[3]	5,322	5,346
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[3]	1,152	1,163
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[3]	2,810	2,851
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[3]	10,512	10,474
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[3]	4,994	4,996
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[3]	16,960	17,203
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[3]	3,718	3,747
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[3]	1,649	1,652
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[3]	7,726	7,839
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[3]	7,586	7,780
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029[3]	400	398
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[3]	917	919
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029[3]	7,975	8,129
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[3]	8,843	8,885
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[3]	902	924
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[3]	961	989
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[3,4]	6,306	6,312
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[3,4]	9,804	9,864
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[3,4]	3,610	3,623
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[3,4]	3,490	3,542
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[3,4]	3,427	3,455
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[3,4]	12,230	12,539
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[3,4]	4,029	4,037
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A2, 5.35% 6/21/2027[3,4]	751	752
SMB Private Education Loan Trust, Series 2022-C, Class A1A, 4.48% 5/16/2050[3,4]	1,512	1,500
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.904% 11/15/2052[3,4,5]	1,922	1,944
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[3,4]	1,513	1,364
SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053[3,4]	2,066	1,886
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.643% 4/15/2030[3,4,5]	1,753	1,754

10	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.524% 10/20/2030[3,4,5]	USD4,810	$4,815
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.691% 4/18/2031[3,4,5]	277	278
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 7.791% 4/18/2031[3,4,5]	1,200	1,200
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.691% 7/18/2031[3,4,5]	5,845	5,854
Space Coast Credit Union, Series 2024-1, Class A2, 5.45% 12/15/2027[3,4]	5,000	5,017
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[3,4]	3,183	3,215
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[3,4]	6,186	5,891
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[3,4]	1,699	1,608
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[3,4]	9,377	8,968
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.749% 4/20/2036[3,4,5]	14,000	14,001
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 8.073% 4/20/2036[3,4,5]	2,667	2,674
Sycamore Tree CLO, Ltd., Series 2023-4, Class C, (3-month USD CME Term SOFR + 3.70%) 8.982% 10/20/2036[3,4,5]	1,500	1,504
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.376% 10/25/2029[3,4,5]	1,167	1,168
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[3]	7,633	7,759
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[3]	3,984	4,086
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030[3]	12,778	12,990
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[3,4]	3,395	3,159
TCI-Flatiron CLO, Ltd., Series 2016-1A, Class AR3, (3-month USD CME Term SOFR + 1.10%) 6.386% 1/17/2032[3,4,5]	425	425
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD CME Term SOFR + 1.502%) 6.787% 1/17/2030[3,4,5]	217	218
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[3,4]	4,193	4,001
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[3,4]	2,829	2,629
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[3,4]	7,363	6,660
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[3,4]	6,747	6,191
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.733% 7/15/2034[3,4,5]	2,000	2,004
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[3,4]	1,636	1,455
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[3,4]	14,656	14,815
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[3]	12,679	12,663
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[3]	6,004	6,054
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[3]	8,021	8,074
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88% 3/15/2029[3]	2,980	3,018
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[3]	3,293	3,339
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[3,4]	1,723	1,722
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.985% 1/25/2036[3,4,5]	10,000	10,026
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 6.479% 1/20/2032[3,4,5]	13,771	13,770
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.655% 4/25/2033[3,4,5]	1,628	1,630
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 6.746% 1/25/2035[3,4,5]	1,000	999
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,4]	12,781	11,745
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[3,4]	4,311	3,878
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[3,4]	6,201	6,210
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.912% 10/20/2034[3,4,5]	10,500	10,507
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.37% 9/7/2030[3,4,5]	2,532	2,534
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.611% 7/18/2031[3,4,5]	3,650	3,655
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[3,4]	5,781	5,894
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[3,6]	4,000	3,998
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[3]	14,170	14,154
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[3]	8,983	9,023
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[3,6]	6,457	6,393

Short-Term Bond Fund of America	11

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[3,6]	USD14,221	$14,200
	Verizon Master Trust, Series 2023-4, Class A1A, 5.16% 6/20/2029[3]	11,800	11,939
	Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[3]	10,895	11,183
	Verizon Master Trust, Series 2023-6, Class A, 5.35% 9/22/2031[3,4]	10,000	10,402
	Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[3,4]	12,162	12,406
	Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[3,4]	6,588	6,783
	Vibrant CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.302%) 6.584% 9/15/2030[3,4,5]	173	174
	Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.501% 10/15/2031[3,4,5]	8,803	8,808
	Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 7.651% 10/15/2031[3,4,5]	3,000	3,000
	Voya, Ltd., CLO, Series 2015-1, Class A2R, (3-month USD CME Term SOFR + 1.512%) 6.791% 1/18/2029[3,4,5]	26	26
	Voya, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.322%) 6.623% 4/15/2031[3,4,5]	220	221
	VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[3,4]	4,397	4,406
	VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[3,4]	2,093	2,113
	Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.697% 1/17/2031[3,4,5]	806	807
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[3,4]	1,897	1,897
	Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[3,4]	5,147	5,147
	Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[3,4]	1,016	1,016
	Westlake Automobile Receivables Trust, Series 2024-1, Class A2A, 5.62% 3/15/2027[3,4]	4,952	4,962
	Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[3,4]	4,346	4,374
	Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[3,4]	13,000	13,093
	Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[3,4]	17,755	18,035
	Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[3,4]	3,739	3,764
	Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[3,4]	11,200	11,230
	Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[3,4]	1,863	1,883
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,4]	2,978	2,976
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[3,4]	1,771	1,775
	Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028[3,4]	2,492	2,516
	Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[3,4]	686	691
	Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[3,4]	2,617	2,644
	Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030[3,4]	2,775	2,810
	Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[3,4]	1,341	1,354
	Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[3,4]	13,821	13,838
	Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 7.213% 7/15/2030[3,4,5]	250	250
	Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.541% 10/18/2030[3,4,5]	807	807
	Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 6.479% 10/20/2030[3,4,5]	18,561	18,559
	Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.785% 4/25/2036[3,4,5]	500	505
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[3,4]	5,070	5,080
	World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[3]	5,276	5,311
	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[3]	5,394	5,516
	World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[3]	43,104	43,196
	World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[3]	8,153	8,186
			2,870,913
Mortgage-backed obligations 24.15%
Federal agency mortgage-backed obligations 12.05%
	Fannie Mae Pool #AD2028 4.50% 3/1/2025[3]	33	33
	Fannie Mae Pool #555538 6.68% 5/1/2033[3,5]	114	116
	Fannie Mae Pool #888521 6.389% 3/1/2034[3,5]	229	237
	Fannie Mae Pool #889579 6.00% 5/1/2038[3]	837	879
	Fannie Mae Pool #AL0095 6.00% 7/1/2038[3]	29	31
	Fannie Mae Pool #889983 6.00% 10/1/2038[3]	344	361
	Fannie Mae Pool #MA5477 6.00% 9/1/2039[3]	4,853	4,965
	Fannie Mae Pool #AI8806 5.00% 8/1/2041[3]	595	608

12	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #AB9584 3.50% 6/1/2043[3]	USD4	$3
	Fannie Mae Pool #BK2010 4.00% 4/1/2048[3]	12	11
	Fannie Mae Pool #BK5305 4.00% 6/1/2048[3]	8	7
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[3]	47	47
	Fannie Mae Pool #BX1762 5.50% 11/1/2052[3]	38	38
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[3]	3,222	3,254
	Fannie Mae Pool #MA4894 6.00% 1/1/2053[3]	1,450	1,479
	Fannie Mae Pool #BX5666 6.00% 1/1/2053[3]	85	87
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[3]	565	570
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[3]	1,910	1,927
	Fannie Mae Pool #MA4942 6.00% 3/1/2053[3]	411	419
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[3]	242	241
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[3]	3,886	3,915
	Fannie Mae Pool #MA4980 6.00% 4/1/2053[3]	57	58
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[3]	1,300	1,293
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[3]	279	281
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[3]	93	94
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[3]	1,560	1,549
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[3]	1,455	1,469
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[3]	955	963
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[3]	20,663	21,113
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[3]	12,411	12,694
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[3]	9,369	9,569
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[3]	6,344	6,551
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[3]	2,228	2,300
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[3]	1,641	1,694
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[3]	17,364	17,488
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[3]	893	910
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[3]	2,569	2,658
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[3]	26,273	26,616
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[3]	1,814	1,848
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[3]	6	6
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[3]	20,937	21,328
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[3]	1,595	1,607
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[3]	27,415	27,927
	Fannie Mae Pool #CB7617 6.00% 12/1/2053[3]	3,344	3,417
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[3]	11,366	11,614
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[3]	26,041	26,836
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[3]	10,111	10,450
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[3]	349	351
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[3]	164	165
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[3]	22,972	23,463
	Fannie Mae Pool #MA5272 6.00% 2/1/2054[3]	5,627	5,731
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[3]	1,976	2,023
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[3]	1,658	1,689
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[3]	17,061	17,601
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[3]	2,144	2,226
	Fannie Mae Pool #CB8143 5.50% 3/1/2054[3]	21,782	22,010
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[3]	3,255	3,281
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[3]	253	255
	Fannie Mae Pool #FS7507 6.00% 3/1/2054[3]	14,245	14,584
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[3]	13,418	13,739
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[3]	130	133
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[3]	7,079	7,135
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[3]	629	634
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[3]	1,354	1,380
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[3]	16,129	16,303
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[3]	3,896	3,996
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[3]	2,126	2,165
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[3]	473	482
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[3]	409	419
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[3]	7,682	7,958
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[3]	13,217	13,355
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[3]	11,543	11,654
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[3]	6,360	6,427
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[3]	2,931	2,962
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[3]	1,710	1,722

Short-Term Bond Fund of America	13

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[3]	USD11,519	$11,730
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[3]	3,910	3,985
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[3]	2,239	2,294
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[3]	1,354	1,379
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[3]	972	995
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[3]	919	940
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[3]	340	348
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[3]	11,422	11,833
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[3]	3,262	3,380
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[3]	1,954	2,023
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[3]	10	10
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[3]	372	369
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[3]	6,624	6,676
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[3]	8,861	9,024
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[3]	1,352	1,377
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[3]	764	780
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[3]	703	717
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[3]	540	553
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[3]	465	474
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[3]	180	184
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[3]	150	153
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[3]	140	143
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[3]	7,675	7,972
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[3]	4,864	4,898
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[3]	1,400	1,434
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[3]	4,646	4,564
	Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.577% 11/25/2024[3,5]	1,002	998
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[3,5]	8	8
	Freddie Mac Pool #781228 6.375% 2/1/2034[3,5]	176	180
	Freddie Mac Pool #A23893 5.50% 7/1/2034[3]	104	107
	Freddie Mac Pool #782818 6.375% 11/1/2034[3,5]	122	126
	Freddie Mac Pool #1H2524 6.738% 8/1/2035[3,5]	349	362
	Freddie Mac Pool #1L1292 6.505% 1/1/2036[3,5]	289	297
	Freddie Mac Pool #G02162 5.50% 5/1/2036[3]	78	81
	Freddie Mac Pool #848751 6.736% 6/1/2036[3,5]	76	79
	Freddie Mac Pool #848365 7.027% 7/1/2036[3,5]	271	280
	Freddie Mac Pool #SB8328 5.50% 9/1/2039[3]	4,452	4,518
	Freddie Mac Pool #760014 3.106% 8/1/2045[3,5]	371	370
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[3]	63	60
	Freddie Mac Pool #SD8175 3.50% 10/1/2051[3]	14	13
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[3]	25	25
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[3]	130	126
	Freddie Mac Pool #QF1573 5.50% 10/1/2052[3]	26	26
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[3]	336	340
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[3]	956	951
	Freddie Mac Pool #SD8290 6.00% 1/1/2053[3]	9,340	9,529
	Freddie Mac Pool #QF8331 5.50% 2/1/2053[3]	27	27
	Freddie Mac Pool #SD8301 6.00% 2/1/2053[3]	4,693	4,785
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[3]	2,698	2,681
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[3]	2,083	2,071
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[3]	2,493	2,477
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[3]	1,362	1,372
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[3]	4,900	5,019
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[3]	3,254	3,324
	Freddie Mac Pool #QG3376 6.00% 5/1/2053[3]	203	208
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[3]	683	678
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[3]	1,574	1,586
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[3]	4,113	4,216
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[3]	3,797	3,889
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[3]	2,594	2,645
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[3]	1,801	1,866
	Freddie Mac Pool #SD3240 6.00% 6/1/2053[3]	430	439
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[3]	3,002	3,116
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[3]	2,670	2,754
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[3]	2,397	2,496
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[3]	2,305	2,404
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[3]	1,672	1,749

14	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[3]	USD1,243	$1,291
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[3]	884	912
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[3]	666	702
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[3]	63	63
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[3]	20,748	20,905
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[3]	4,420	4,460
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[3]	2,262	2,305
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[3]	367	378
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[3]	188	191
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[3]	431	434
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[3]	3,727	3,796
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[3]	30,661	31,635
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[3]	37,969	38,742
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[3]	1,319	1,310
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[3]	3,292	3,407
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[3]	2,573	2,653
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[3]	2,693	2,743
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[3]	5,790	5,830
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[3]	1,064	1,075
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[3]	802	808
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[3]	1,808	1,849
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[3]	209	213
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[3]	285	291
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[3]	61,318	61,957
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[3]	7,612	7,695
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[3]	118	121
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[3]	4,368	4,411
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[3]	3,407	3,434
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[3]	3,108	3,140
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[3]	4,293	4,372
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[3]	2,655	2,732
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[3]	1,902	1,947
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[3]	1,481	1,515
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[3]	894	915
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[3]	719	733
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[3]	402	410
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[3]	32	33
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[3]	13	13
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[3]	10	10
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[3]	290	289
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[3]	210	209
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[3]	190	189
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[3]	2,505	2,523
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[3]	2,292	2,310
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[3]	1,536	1,548
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[3]	1,530	1,547
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[3]	1,290	1,304
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[3]	240	243
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[3]	6,171	6,285
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[3]	4,146	4,240
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[3]	3,000	3,073
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[3]	2,640	2,694
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[3]	2,090	2,140
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[3]	1,990	2,043
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[3]	905	923
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[3]	850	871
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[3]	6,630	6,875
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[3]	6,471	6,705
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[3]	2,710	2,812
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[3]	1,670	1,722
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[3]	9,800	9,877
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[3]	9,752	9,820
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[3]	2,910	2,982
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[3]	1,600	1,639
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[3]	1,550	1,585
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[3]	1,390	1,426
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[3]	950	969

Short-Term Bond Fund of America	15

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac, Series K-517, Class A2, 5.355% 1/25/2029[3,5]	USD5,950	$6,199
	Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[3]	798	791
	Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[3]	21,923	21,703
	Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[3,5]	32,794	32,572
	Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[3]	22,795	22,535
	Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[3]	12,982	12,757
	Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[3]	13,886	13,751
	Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[3,5]	13,242	13,073
	Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[3]	2,693	2,650
	Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[3]	2,075	2,040
	Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026[3]	400	391
	Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026[3]	30	29
	Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027[3,5]	10	10
	Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[3]	50,265	52,392
	Freddie Mac, Series K518, Class A2, Multi Family, 5.40% 1/25/2029[3]	6,017	6,278
	Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029[3]	4,981	5,209
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,5]	4,257	4,025
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[3]	6,532	6,115
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,5]	6,317	5,966
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,5]	13	12
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[3]	10	9
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[3]	3,657	3,553
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[3]	4,821	4,609
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058[3]	43	41
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[3]	902	858
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[3]	7,025	6,676
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[3]	1,422	1,329
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[3]	10,323	9,919
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[3]	1,695	1,644
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[3]	531	492
	Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[3]	35	35
	Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048[3]	1,478	1,495
	Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049[3]	320	323
	Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[3]	1,027	1,037
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[3]	30	30
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[3]	318	318
	Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[3]	19,232	19,212
	Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[3]	18,880	18,860
	Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[3]	1	1
	Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[3]	3	3
	Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[3]	3	3
	Government National Mortgage Assn. Pool #725876 4.90% 9/20/2061[3]	— [7]	— [7]
	Government National Mortgage Assn. Pool #710085 4.979% 9/20/2061[3]	2	2
	Government National Mortgage Assn. Pool #725879 4.893% 10/20/2061[3]	1	1
	Government National Mortgage Assn. Pool #AC0975 4.328% 4/20/2063[3]	2	2
	Government National Mortgage Assn. Pool #AC1008 4.329% 10/20/2063[3]	1	1
	Government National Mortgage Assn. Pool #776094 4.808% 10/20/2063[3]	1	1
	Government National Mortgage Assn. Pool #AG8041 4.535% 11/20/2063[3]	4	4
	Government National Mortgage Assn. Pool #AG8060 4.534% 12/20/2063[3]	4	4
	Government National Mortgage Assn. Pool #AC1026 4.328% 1/20/2064[3]	2	2
	Government National Mortgage Assn. Pool #AG8069 4.403% 1/20/2064[3]	5	5
	Government National Mortgage Assn. Pool #AG8070 4.534% 1/20/2064[3]	4	4
	Government National Mortgage Assn. Pool #AG8081 4.408% 2/20/2064[3]	6	5

16	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #AG8082 4.495% 2/20/2064[3]	USD3	$3
	Government National Mortgage Assn. Pool #AG8076 4.848% 2/20/2064[3]	1	1
	Government National Mortgage Assn. Pool #767680 4.401% 6/20/2064[3]	11	11
	Government National Mortgage Assn. Pool #AG8149 5.856% 6/20/2064[3,5]	30	30
	Government National Mortgage Assn. Pool #AO0461 4.537% 8/20/2065[3]	7	7
	Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050[3]	1,857	1,789
	Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 5.80% 5/20/2062[3,5]	143	143
	Government National Mortgage Assn., Series 2012-H20, Class PT, 6.007% 7/20/2062[3,5]	2,414	2,407
	Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60%) 5.70% 3/20/2064[3,5]	826	824
	Uniform Mortgage-Backed Security 6.00% 9/1/2039[3,8]	37,781	38,666
	Uniform Mortgage-Backed Security 5.00% 9/1/2054[3,8]	3,248	3,225
	Uniform Mortgage-Backed Security 5.50% 9/1/2054[3,8]	8,516	8,576
	Uniform Mortgage-Backed Security 6.00% 9/1/2054[3,8]	1,142	1,163
	Uniform Mortgage-Backed Security 6.50% 9/1/2054[3,8]	90,666	93,370
	Uniform Mortgage-Backed Security 7.00% 9/1/2054[3,8]	38,628	40,119
	Uniform Mortgage-Backed Security 3.50% 10/1/2054[3,8]	3	3
	Uniform Mortgage-Backed Security 6.00% 10/1/2054[3,8]	6,000	6,110
	Uniform Mortgage-Backed Security 6.50% 10/1/2054[3,8]	24,635	25,356
	Uniform Mortgage-Backed Security 7.00% 10/1/2054[3,8]	61,013	63,363
			1,424,333

Collateralized mortgage-backed obligations (privately originated) 6.47%
	Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[3,4,6]	6,227	6,227
	Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 6.127% 10/25/2035[3,5]	926	909
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[3,4,5]	2,618	2,322
	Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[3,4,5]	3,221	3,140
	Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049[3,4,5]	381	368
	Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[3,4,5]	3,000	2,918
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[3,4]	1,244	1,176
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,4,6]	8,141	7,724
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[3,4,5]	2,043	1,889
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[3,4,5]	6,945	6,441
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[3,4,5]	6,825	6,612
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[3,4]	1,890	1,734
	BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[3,4,6]	1,234	1,193
	BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[3,4,6]	702	695
	BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[3,4,6]	6,378	6,346
	BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063[3,4,5]	19,664	18,167
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[3,4,6]	3,615	3,556
	Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049[3,4,5]	2,740	2,658
	Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[3]	1,000	915
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[3,4,5]	6,993	6,868
	Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034[3,4,5]	3,468	3,322
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[3,4,5]	19,331	18,979
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[3,4,5]	2,438	2,439
	CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[3,4,5]	1,396	1,385
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[3,4,5]	8,569	8,130
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[3,4,5]	1,645	1,513
	COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[3,4,6]	8,956	9,019
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[3,4,5]	8,561	7,574
	Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (30-day Average USD-SOFR + 4.414%) 9.763% 2/25/2025[3,5]	1,092	1,108
	Connecticut Avenue Securities Trust, Series 2015-C03, Class 1M2, (30-day Average USD-SOFR + 5.114%) 10.463% 7/25/2025[3,5]	1,521	1,569
	Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (30-day Average USD-SOFR + 5.864%) 11.213% 7/25/2029[3,5]	850	928

Short-Term Bond Fund of America	17

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Connecticut Avenue Securities Trust, Series 2018-C01, Class 1M2C, (30-day Average USD-SOFR + 2.364%) 7.713% 7/25/2030[3,5]	USD4,706	$4,803
	Connecticut Avenue Securities Trust, Series 2018-C03, Class 1EB2, (30-day Average USD-SOFR + 0.964%) 6.313% 10/25/2030[3,5]	2,053	2,056
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 7.449% 3/25/2042[3,4,5]	2,041	2,073
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.249% 6/25/2043[3,4,5]	2,134	2,162
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.399% 1/25/2044[3,4,5]	3,296	3,300
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.449% 2/25/2044[3,4,5]	900	901
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 6.349% 5/25/2044[3,4,5]	4,155	4,162
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[3,4]	2,224	2,121
	Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[3,4,5]	6,798	6,771
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[3,4]	13,305	15,209
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.763% 10/25/2027[3,5]	363	365
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.163% 4/25/2028[3,5]	1,819	1,879
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 11.013% 7/25/2028[3,5]	1,526	1,598
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA2, Class M2AR, (30-day Average USD-SOFR + 0.764%) 6.113% 12/25/2030[3,4,5]	758	760
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.649% 2/25/2042[3,4,5]	416	417
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.349% 4/25/2042[3,4,5]	1,905	1,930
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.299% 6/25/2042[3,4,5]	6,452	6,639
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.499% 9/25/2042[3,4,5]	142	143
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.163% 1/25/2050[3,4,5]	438	440
	GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[3,4,6]	924	931
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[3,4,6]	4,862	4,907
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[3,4,5]	15,256	13,751
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[3,4,6]	18,841	18,183
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[3,4]	5,921	5,561
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[3,4]	608	597
	Homeward Opportunities Fund Trust, Series 2020-2, Class A2, 2.635% 5/25/2065[3,4,5]	322	318
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[3,4,6]	10,613	10,774
	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[3,4,6]	13,705	13,716
	Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060[3,4]	19,169	19,203
	Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 7.25% 5/25/2060[3,4]	8,305	8,316
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[3,4,6]	10,373	10,217
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[3,4,6]	2,073	2,080
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[3,4,6]	6,035	6,046
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.242% 11/25/2055[3,4,5]	27,731	27,748
	MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065[3,4,5]	1,438	1,378
	Mill City Mortgage Trust, Series 15-1, Class M3, 3.812% 6/25/2056[3,4,5]	3,222	3,166
	Mill City Mortgage Trust, Series 2016-1, Class M2, 3.35% 4/25/2057[3,4,5]	8,324	8,225
	Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[3,4,5]	3,245	3,123
	Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[3,4,5]	3,760	3,635
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[3,4,6]	21,739	22,030
	New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035[3,4,5]	228	217
	New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055[3,4,5]	462	438

18	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[3,4,5]	USD201	$192
	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[3,4,5]	1,437	1,389
	New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[3,4,5]	400	390
	New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[3,4,5]	838	830
	New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/27/2058[3,4,5]	684	672
	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[3,4,5]	5,622	5,353
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[3,4,5]	2,937	2,775
	Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037[3,4]	8,316	8,081
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[3,4,6]	5,586	5,645
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[3,4,6]	6,632	6,673
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[3,4,6]	11,631	11,708
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.609% 4/25/2053[3,4,5]	14,857	14,679
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[3,4,6]	7,284	7,240
	Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[3,4,6]	1,254	1,260
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[3,4,6]	9,257	9,327
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[3,4,6]	13,836	13,982
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[3,4,6]	11,861	12,059
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[3,4,6]	32,638	33,116
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[3,4,6]	9,832	9,952
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[3,4,5]	8,124	7,066
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (3.25% on 9/1/2024)[3,4,6]	3,581	3,294
	Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[3,4]	14,168	13,459
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[3,4]	5,675	5,359
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[3,4]	632	606
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[3,4]	6,157	5,788
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[3,4]	455	427
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[3,4,5]	418	389
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[3,4]	8,433	7,814
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[3,4,5]	679	672
	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 6.392% 10/25/2048[3,4,5]	2,645	2,688
	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[3,4,5]	1,889	1,867
	Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.231% 3/25/2054[3,4,5]	3,500	3,442
	Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.50% 2/25/2055[3,4,5]	2,532	2,519
	Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.495% 2/25/2055[3,4,5]	1,830	1,802
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[3,4,5]	3,246	3,219
	Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[3,4,5]	3,606	3,519
	Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[3,4,5]	2,538	2,469
	Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375% 10/25/2056[3,4,5]	4,000	3,858
	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[3,4,5]	7,261	7,160
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.992% 2/25/2057[3,4,5]	527	542
	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[3,4,5]	2,044	2,016
	Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.563% 4/25/2057[3,4,5]	626	614
	Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[3,4,5]	6,818	6,665
	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[3,4,5]	2,735	2,643
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[3,4,5]	15	15
	Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057[3,4,5]	2,300	2,194
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[3,4,5]	2,296	2,229
	Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.924% 11/25/2057[3,4,5]	2,933	2,913
	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[3,4,5]	1,129	1,106

Short-Term Bond Fund of America	19

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[3,4,5]	USD5,438	$5,320
	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[3,4,5]	2,652	2,568
	Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058[3,4,5]	1,248	1,230
	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[3,4,5]	4,756	4,645
	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 6.392% 5/25/2058[3,4,5]	248	256
	Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.721% 12/25/2058[3,4,5]	4,742	4,599
	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 6.392% 10/25/2059[3,4,5]	1,310	1,336
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[3,4]	3,023	2,726
	Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.753% 11/25/2060[3,4,5]	6,124	5,882
	Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.753% 11/25/2060[3,4,5]	801	797
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[3,4]	9,554	9,168
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.108% 7/25/2065[3,4,5]	4,041	4,037
	Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[3,4]	815	740
	Tricon Residential Trust, Series 2024-SFR2, Class B, 5.70% 6/17/2028[3,4]	3,247	3,288
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[3,4]	3,433	3,424
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[3,4]	4,514	4,530
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[3,4]	5,997	5,896
	Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[3,4,5]	31	31
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[3,4,6]	6,195	6,196
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[3,4,6]	4,571	4,579
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[3,4,6]	11,033	11,139
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[3,4,6]	8,652	8,716
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[3,4,6]	37,669	38,092
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[3,4,6]	11,006	11,119
			764,104

Commercial mortgage-backed securities 5.63%
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[3,4]	1,981	1,849
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[3,4]	10,741	10,405
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 7.029% 7/15/2041[3,4,5]	3,803	3,809
	Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]	500	491
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[3]	10,654	10,327
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[3]	3,099	2,994
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[3,5]	4,885	5,248
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[3]	4,717	4,881
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[3]	1,185	1,076
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[3]	1,613	1,500
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[3,4]	17,000	16,624
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, (1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.256% 3/15/2037[3,4,5]	6,045	5,709
	Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056[3,5]	388	421
	Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[3]	3,000	2,493
	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[3,5]	4,348	4,597
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[3]	672	701
	Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057[3]	1,987	2,101
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.6019% 8/15/2057[3]	2,331	2,405
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.679% 3/15/2041[3,4,5]	11,506	11,465
	BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056[3,5]	1,996	2,120
	BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[3,5]	2,244	2,328
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[3,5]	3,940	4,113
	Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 7.241% 8/15/2041[3,4,5]	10,000	10,008

20	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.235% 4/15/2037[3,4,5]	USD10,157	$10,185
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.452% 6/15/2027[3,4,5]	4,773	4,784
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.779% 4/15/2029[3,4,5]	7,219	7,199
	BX Trust., Series 21-MFM1, Class A, (1-month USD CME Term SOFR + 0.81%) 6.151% 1/15/2034[3,4,5]	848	842
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.878% 5/15/2034[3,4,5]	12,829	12,818
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.04% 9/15/2034[3,4,5]	21,431	21,124
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.151% 9/15/2036[3,4,5]	18,852	18,687
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.35% 10/15/2036[3,4,5]	7,298	7,244
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.121% 6/15/2038[3,4,5]	2,681	2,653
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.321% 6/15/2038[3,4,5]	955	940
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.301% 11/15/2038[3,4,5]	17,849	17,689
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.327% 2/15/2039[3,4,5]	10,634	10,523
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.991% 8/15/2039[3,4,5]	24,249	24,308
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[3,4,5]	25,672	26,159
	BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[3,4]	3,158	3,011
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 7.228% 7/15/2041[3,4,5]	3,180	3,179
	CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 7.677% 7/15/2041[3,4,5]	421	421
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2026[3,4,5]	10,569	10,588
	CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[3]	2,000	1,886
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[3,4,5]	17,000	17,735
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[3,4,5]	6,311	6,481
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[3]	1,000	971
	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[3]	5,019	4,953
	Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838% 9/10/2047[3]	9,936	9,917
	Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]	1,551	1,548
	Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[3]	4,000	3,830
	Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[3]	801	796
	CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[3]	318	306
	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050[3,5]	882	832
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[3]	1,055	1,049
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[3,4]	5,393	5,611
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039[3,4,5]	20,248	20,484
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[3,4,5]	18,396	18,610
	ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039[3,4,5]	5,283	5,338
	ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039[3,4,5]	4,744	4,794
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.531% 7/15/2038[3,4,5]	10,163	10,128
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]	7,079	7,260
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[3,4]	10,065	9,944
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[3,4]	8,886	9,348
	FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 7.111% 8/15/2039[3,4,5]	10,000	10,007
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 7.028% 5/15/2041[3,4,5]	18,077	18,070
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[3,4,5]	19,636	19,688
	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]	6,210	6,200

Short-Term Bond Fund of America	21

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[3]	USD1,460	$1,430
	GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382% 5/10/2050[3]	6,846	6,748
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[3]	1,000	953
	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[3]	2,975	2,488
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.784% 5/17/2038[3,4,5]	4,500	4,497
	Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 6.937% 5/15/2037[3,4,5]	18,250	18,201
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[3,4,5]	7,830	7,940
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[3]	2,333	2,225
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[3,4]	7,510	6,849
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,5]	2,738	2,634
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[3]	2,145	2,071
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[3,4]	6,622	6,068
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.252% 4/15/2038[3,4,5]	9,007	8,944
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2/15/2048[3]	1,250	1,240
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]	4,000	3,948
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,5]	1,000	963
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 10/15/2048[3]	166	165
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052[3]	851	833
	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[3,4]	7,505	6,920
	One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[3,4]	7,365	6,496
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.729% 5/15/2039[3,4,5]	6,371	6,345
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.601% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[3,4,6]	14,280	13,459
	SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.951% 5/15/2038[3,4,5]	500	469
	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[3]	773	747
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.028% 7/15/2036[3,4,5]	6,572	6,501
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.182% 11/15/2038[3,4,5]	5,061	5,003
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.337% 1/15/2039[3,4,5]	16,312	16,142
	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,5]	6,749	6,618
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[3]	5,160	4,965
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[3,5]	1,000	942
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3,5]	8,775	8,590
	WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[3]	470	468
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.126% 11/15/2027[3,4,5]	17,286	17,352
			665,019
	Total mortgage-backed obligations		2,853,456
Corporate bonds, notes & loans 8.01%
Financials 4.97%
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,6]	20,000	20,555
	American Express Co. 4.90% 2/13/2026	10,572	10,619
	American Express Co. 1.65% 11/4/2026	2,000	1,886
	American Express Co. 5.645% 4/23/2027 (USD-SOFR + 0.75% on 4/23/2026)[6]	18,000	18,272

22	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	USD10,000	$9,898
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]	25,000	25,114
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	10,402	10,349
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,6]	10,000	10,123
	Bank of New York Mellon (The) (USD-SOFR + 0.45%) 5.803% 3/13/2026[5]	10,000	10,006
	Bank of Nova Scotia (The) 1.45% 1/10/2025	2,000	1,974
	Bank of Nova Scotia (The) 1.35% 6/24/2026	2,000	1,894
	BlackRock Funding, Inc. 4.70% 3/14/2029	5,006	5,122
	BPCE SA 1.625% 1/14/2025[4]	6,000	5,921
	BPCE SA 1.00% 1/20/2026[4]	2,000	1,904
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,6]	10,000	10,128
	Chubb INA Holdings, LLC 3.35% 5/3/2026	1,275	1,253
	Citibank, NA 4.929% 8/6/2026	3,000	3,027
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]	2,000	1,973
	Cooperatieve Rabobank UA (New York Branch) 4.85% 1/9/2026	20,000	20,097
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	3,860	4,060
	Goldman Sachs Group, Inc. 5.70% 11/1/2024	8,000	8,003
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[6]	8,000	8,341
	Guardian Life Global Funding 0.875% 12/10/2025[4]	8,000	7,643
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[6]	20,000	19,853
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[6]	11,225	11,362
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	2,000	1,926
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[6]	23,895	24,502
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]	5,000	5,046
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]	23,000	23,606
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[6]	12,082	12,295
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	15,000	15,342
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[6]	17,800	18,096
	Met Tower Global Funding 1.25% 9/14/2026[4]	20,000	18,772
	Metropolitan Life Global Funding I 5.00% 1/6/2026[4]	10,000	10,065
	Metropolitan Life Global Funding I 1.875% 1/11/2027[4]	18,000	17,032
	Metropolitan Life Global Funding I 4.40% 6/30/2027[4]	5,600	5,616
	Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]	11,707	11,637
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[6]	10,000	10,267
	Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027)[6]	10,000	10,127
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	6,645	6,772
	National Australia Bank, Ltd. 1.388% 1/12/2025[4]	17,000	16,775
	National Australia Bank, Ltd. 5.087% 6/11/2027	2,000	2,043
	New York Life Global Funding 0.90% 10/29/2024[4]	20,000	19,866
	New York Life Global Funding 0.95% 6/24/2025[4]	17,280	16,759
	New York Life Global Funding 0.85% 1/15/2026[4]	10,000	9,537
	Nordea Bank ABP 3.60% 6/6/2025[4]	3,000	2,972
	Northwestern Mutual Global Funding 0.80% 1/14/2026[4]	16,215	15,447
	PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[6]	3,000	3,001
	PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[6]	5,000	4,994
	PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026)[6]	12,500	12,610
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	2,500	2,583
	State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[6]	7,295	7,283
	Swedbank AB 6.136% 9/12/2026[4]	20,000	20,563
	Toronto-Dominion Bank (The) 1.15% 6/12/2025	7,208	7,010
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]	2,931	3,007
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	8,788	8,714
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[6]	13,000	13,355
			586,997

Short-Term Bond Fund of America	23

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 0.97%
	AbbVie, Inc. 4.80% 3/15/2027	USD25,075	$25,416
	AbbVie, Inc. 4.80% 3/15/2029	22,000	22,482
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	22,400	22,975
	Cigna Group (The) 1.25% 3/15/2026	832	791
	Eli Lilly and Co. 5.00% 2/27/2026	16,000	16,002
	Novartis Capital Corp. 2.00% 2/14/2027	3,656	3,477
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	8,000	8,041
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	5,000	5,085
	UnitedHealth Group, Inc. 4.80% 1/15/2030	10,000	10,211
			114,480

Consumer discretionary 0.54%
	Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[4]	4,569	4,568
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[4]	3,343	3,364
	Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[4]	8,525	8,062
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[4]	10,070	10,173
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[4]	6,068	6,241
	Hyundai Capital America 5.45% 6/24/2026[4]	6,226	6,306
	Hyundai Capital America 5.275% 6/24/2027[4]	10,000	10,165
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[4]	3,725	3,760
	Toyota Motor Credit Corp. 0.80% 1/9/2026	8,695	8,289
	Toyota Motor Credit Corp. 4.45% 5/18/2026	2,500	2,504
			63,432

Materials 0.39%
	Air Products and Chemicals, Inc. 1.50% 10/15/2025	3,405	3,295
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	17,000	17,080
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	6,000	6,097
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	9,000	9,107
	EIDP, Inc. 4.50% 5/15/2026	10,834	10,851
			46,430

Energy 0.26%
	Qatar Energy 1.375% 9/12/2026[4]	15,000	14,154
	Saudi Arabian Oil Co. 1.625% 11/24/2025[4]	17,690	17,042
			31,196

Consumer staples 0.22%
	Philip Morris International, Inc. 4.875% 2/13/2026	8,000	8,043
	Philip Morris International, Inc. 4.875% 2/15/2028	10,500	10,651
	Procter & Gamble Co. 4.10% 1/26/2026	5,254	5,249
	Procter & Gamble Co. 1.00% 4/23/2026	2,389	2,272
			26,215

Utilities 0.20%
	Florida Power & Light Co. 5.15% 6/15/2029	1,000	1,036
	PacifiCorp 5.10% 2/15/2029	5,225	5,357
	Southern California Edison Co. 4.90% 6/1/2026	8,000	8,042
	Southern California Edison Co. 4.875% 2/1/2027	9,150	9,237
			23,672

Information technology 0.19%
	Cisco Systems, Inc. 4.80% 2/26/2027	22,535	22,905

Communication services 0.14%
	Comcast Corp. 5.10% 6/1/2029	10,000	10,324
	SBA Tower Trust 1.631% 11/15/2026[4]	6,741	6,254
			16,578

Real estate 0.13%
	Public Storage Operating Co. (USD-SOFR Index + 0.70%) 6.056% 4/16/2027[5]	15,000	15,067
	Total corporate bonds, notes & loans		946,972

24	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 2.22%
	Abu Dhabi (Emirate of) 3.125% 10/11/2027[4]	USD15,000	$14,595
	Asian Development Bank 4.125% 9/27/2024	23,281	23,261
	Asian Development Bank 0.625% 10/8/2024	8,547	8,509
	Asian Development Bank 2.875% 5/6/2025	10,981	10,851
	Asian Development Bank 1.00% 4/14/2026	19,197	18,268
	Asian Development Bank 3.875% 9/28/2032	1,163	1,160
	Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[4]	40,000	39,619
	Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[4]	9,184	9,147
	Chile (Republic of) 4.85% 1/22/2029	1,855	1,886
	Corporacion Andina de Fomento 5.00% 1/24/2029	7,017	7,197
	CPPIB Capital, Inc. 0.875% 9/9/2026[4]	10,154	9,526
	CPPIB Capital, Inc. 4.375% 1/30/2027[4]	1,702	1,715
	CPPIB Capital, Inc. 4.25% 7/20/2028[4]	2,393	2,417
	Development Bank of Japan, Inc. 1.75% 2/18/2025[4]	14,294	14,081
	European Bank for Reconstruction & Development 0.50% 5/19/2025	4,750	4,613
	European Investment Bank 4.00% 2/15/2029	14,700	14,830
	Inter-American Development Bank 0.50% 9/23/2024	8,000	7,979
	Inter-American Development Bank 0.625% 7/15/2025	5,500	5,321
	Inter-American Development Bank 4.50% 5/15/2026	3,528	3,551
	International Bank for Reconstruction and Development 1.625% 1/15/2025	2	2
	International Bank for Reconstruction and Development 0.75% 3/11/2025	3,526	3,453
	Japan Bank for International Cooperation 1.75% 10/17/2024	1,798	1,790
	Japan Bank for International Cooperation 2.875% 4/14/2025	7,888	7,798
	Japan Bank for International Cooperation 4.25% 1/26/2026	9,626	9,617
	Ontario Teachers’ Finance Trust 0.875% 9/21/2026[4]	6,173	5,780
	Ontario Teachers’ Finance Trust 3.00% 4/13/2027[4]	8,000	7,784
	Saskatchewan (Province of) 3.25% 6/8/2027	3,364	3,294
	Saudi Arabia (Kingdom of) 3.25% 10/26/2026	2,000	1,954
	Sweden (Kingdom of) 4.375% 1/30/2026[4]	8,840	8,859
	Swedish Export Credit Corp. 3.625% 9/3/2024	10,909	10,909
	Swedish Export Credit Corp. 4.375% 2/13/2026	2,660	2,663
			262,429
Municipals 0.18%
California 0.06%
	Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	7,500	7,300

Florida 0.12%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	13,725	13,337
	Total municipals		20,637
Federal agency bonds & notes 0.06%
	Fannie Mae 0.375% 8/25/2025[1]	4,033	3,880
	Federal Farm Credit Banks 1.125% 1/6/2025	1,363	1,345
	Tennessee Valley Authority 3.875% 3/15/2028	2,274	2,278
			7,503
	Total bonds, notes & other debt instruments (cost: $10,456,116,000)		10,477,637
Short-term securities 13.23%		Shares
Money market investments 13.23%
	Capital Group Central Cash Fund 5.30%[9,10]	15,629,378	1,563,407
	Total short-term securities (cost: $1,562,975,000)		1,563,407

Short-Term Bond Fund of America	25

Options purchased (equity style) 0.02%	Value (000)
Options purchased (equity style)*	$2,534
Total options purchased (equity style) (cost: $1,803,000)	2,534
Total investment securities 101.91% (cost: $12,020,894,000)	12,043,578
Total options written† (0.01)% (premium received: $424,000)	(1,077)
Other assets less liabilities (1.90)%	(224,719)
Net assets 100.00%	$11,817,782
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2024 (000)
Call
3 Month SOFR Futures Option	775	12/13/2024	USD96.00	USD193,750	$1,676
3 Month SOFR Futures Option	538	12/13/2024	97.50	134,500	24
3 Month SOFR Futures Option	775	12/13/2024	97.50	193,750	203
3 Month SOFR Futures Option	1,500	3/14/2025	97.00	375,000	469
3 Month SOFR Futures Option	174	6/13/2025	97.00	43,500	115
3 Month SOFR Futures Option	35	6/13/2025	98.00	8,750	9
					$2,496
Put
3 Month SOFR Futures Option	1,091	11/15/2024	USD95.00	USD272,750	$7
3 Month SOFR Futures Option	5,038	12/13/2024	94.37	1,259,500	31
					$38
					$2,534
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2024 (000)
Call
3 Month SOFR Futures Option	1,550	12/13/2024	USD97.00	USD387,500	$(911)
3 Month SOFR Futures Option	1,500	3/14/2025	98.00	375,000	(159)
					$(1,070)
Put
3 Month SOFR Futures Option	1,091	11/15/2024	USD94.88	USD272,750	$(7)
					$(1,077)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2024 (000)
30 Day Federal Funds Futures	Long	786	9/3/2024	USD310,069	$(67)
3 Month SOFR Futures	Long	50	3/19/2025	11,968	(4)
3 Month SOFR Futures	Short	30	9/17/2025	(7,241)	3
2 Year U.S. Treasury Note Futures	Long	36,628	1/6/2025	7,602,027	(6,082)
5 Year U.S. Treasury Note Futures	Short	2,434	12/31/2024	(266,276)	745

26	Short-Term Bond Fund of America

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2024 (000)
10 Year U.S. Treasury Note Futures	Short	4,669	12/31/2024	USD(530,223)	$2,467
10 Year Ultra U.S. Treasury Note Futures	Short	8,280	12/31/2024	(972,382)	6,761
20 Year U.S. Treasury Bond Futures	Short	173	12/31/2024	(21,301)	251
30 Year Ultra U.S. Treasury Bond Futures	Short	648	12/31/2024	(85,496)	1,213
					$5,287
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD4,898	$(28)	$—	$(28)
SOFR	Annual	3.4798%	Annual	9/30/2026	117,600	52	—	52
SOFR	Annual	3.496%	Annual	9/30/2026	235,700	38	—	38
3.8825%	Annual	SOFR	Annual	12/7/2028	16,590	286	—	286
SOFR	Annual	3.878%	Annual	12/6/2033	12,070	(417)	—	(417)
						$(69)	$—	$(69)
Investments in affiliates10

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Short-term securities 13.23%
Money market investments 13.23%
Capital Group Central Cash Fund 5.30% [9]	$1,727,794	$4,774,615	$4,939,492	$131	$359	$1,563,407	$85,195

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $47,603,000, which represented .40% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,746,735,000, which represented 31.70% of the net assets of the fund.

[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Step bond; coupon rate may change at a later date.
[7]	Amount less than one thousand.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 8/31/2024.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Short-Term Bond Fund of America	27

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

28	Short-Term Bond Fund of America

Financial statements
Statement of assets and liabilities at August 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,457,919)	$10,480,171
Affiliated issuers (cost: $1,562,975)	1,563,407	$12,043,578
Cash		3,739
Receivables for:
Sales of investments	480,082
Sales of fund’s shares	14,475
Dividends and interest	65,225
Variation margin on futures contracts	6,378
Variation margin on centrally cleared swap contracts	247	566,407
		12,613,724
Liabilities:
Options written, at value (premium received: $424)		1,077
Payables for:
Purchases of investments	770,356
Repurchases of fund’s shares	13,273
Dividends on fund’s shares	739
Investment advisory services	2,513
Services provided by related parties	1,450
Trustees’ deferred compensation	144
Variation margin on futures contracts	6,292
Variation margin on centrally cleared swap contracts	34
Other	64	794,865
Net assets at August 31, 2024		$11,817,782
Net assets consist of:
Capital paid in on shares of beneficial interest		$12,341,550
Total distributable earnings (accumulated loss)		(523,768)
Net assets at August 31, 2024		$11,817,782

Refer to the notes to financial statements.

Short-Term Bond Fund of America	29

Financial statements (continued)
Statement of assets and liabilities at August 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,233,698 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$4,102,814	428,220	$9.58
Class C	47,674	5,064	9.41
Class T	10	1	9.59
Class F-1	67,615	7,057	9.58
Class F-2	967,457	100,970	9.58
Class F-3	575,177	60,019	9.58
Class 529-A	463,052	48,331	9.58
Class 529-C	11,247	1,199	9.38
Class 529-E	13,791	1,442	9.57
Class 529-T	11	1	9.58
Class 529-F-1	10	1	9.58
Class 529-F-2	151,626	15,822	9.58
Class 529-F-3	10	1	9.58
Class R-1	1,772	188	9.40
Class R-2	38,747	4,123	9.40
Class R-2E	1,620	170	9.56
Class R-3	57,137	5,975	9.56
Class R-4	29,976	3,129	9.58
Class R-5E	8,604	898	9.58
Class R-5	10,909	1,138	9.58
Class R-6	5,268,523	549,949	9.58

Refer to the notes to financial statements.

30	Short-Term Bond Fund of America

Financial statements (continued)
Statement of operations for the year ended August 31, 2024

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$453,062
Dividends from affiliated issuers	85,195	$538,257
Fees and expenses*:
Investment advisory services	29,221
Distribution services	15,157
Transfer agent services	5,969
Administrative services	3,479
529 plan services	358
Reports to shareholders	250
Registration statement and prospectus	491
Trustees’ compensation	73
Auditing and legal	105
Custodian	75
Other	33	55,211
Net investment income		483,046
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(31,986)
Affiliated issuers	131
Options written	2,416
Futures contracts	813
Swap contracts	(13,392)	(42,018)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	254,456
Affiliated issuers	359
Options written	(653)
Futures contracts	2,435
Swap contracts	(4,896)	251,701
Net realized gain (loss) and unrealized appreciation (depreciation)		209,683
Net increase (decrease) in net assets resulting from operations		$692,729
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2024	2023

Operations:
Net investment income	$483,046	$323,201
Net realized gain (loss)	(42,018)	(354,958)
Net unrealized appreciation (depreciation)	251,701	157,499
Net increase (decrease) in net assets resulting from operations	692,729	125,742
Distributions paid or accrued to shareholders	(475,839)	(321,910)
Net capital share transactions	(208,333)	79,103
Total increase (decrease) in net assets	8,557	(117,065)
Net assets:
Beginning of year	11,809,225	11,926,290
End of year	$11,817,782	$11,809,225
Refer to the notes to financial statements.

Short-Term Bond Fund of America	31

Notes to financial statements
1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

32	Short-Term Bond Fund of America

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Short-Term Bond Fund of America	33

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,515,727	$—	$3,515,727
Asset-backed obligations	—	2,870,913	—	2,870,913
Mortgage-backed obligations	—	2,853,456	—	2,853,456
Corporate bonds, notes & loans	—	946,972	—	946,972
Bonds & notes of governments & government agencies outside the U.S.	—	262,429	—	262,429
Municipals	—	20,637	—	20,637
Federal agency bonds & notes	—	7,503	—	7,503
Short-term securities	1,563,407	—	—	1,563,407
Options purchased on futures (equity style)	2,534	—	—	2,534
Total	$1,565,941	$10,477,637	$—	$12,043,578

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,440	$—	$—	$11,440
Unrealized appreciation on centrally cleared interest rate swaps	—	376	—	376
Liabilities:
Value of options written	(1,077)	—	—	(1,077)
Unrealized depreciation on futures contracts	(6,153)	—	—	(6,153)
Unrealized depreciation on centrally cleared interest rate swaps	—	(445)	—	(445)
Total	$4,210	$(69)	$—	$4,141
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

34	Short-Term Bond Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Short-Term Bond Fund of America	35

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

36	Short-Term Bond Fund of America

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

Short-Term Bond Fund of America	37

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $2,132,813,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $8,607,107,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

38	Short-Term Bond Fund of America

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,545,045,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the year ended, August 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$2,534	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	1,077
Futures	Interest	Unrealized appreciation*	11,440	Unrealized depreciation*	6,153
Swap (centrally cleared)	Interest	Unrealized appreciation*	376	Unrealized depreciation*	445
			$14,350		$7,675

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(493)	Net unrealized appreciation (depreciation) on investments	$730
Options written (equity style)	Interest	Net realized gain (loss) on options written	2,416	Net unrealized appreciation (depreciation) on options written	(653)
Futures	Interest	Net realized gain (loss) on futures contracts	813	Net unrealized appreciation (depreciation) on futures contracts	2,435
Swap	Interest	Net realized gain (loss) on swap contracts	(13,392)	Net unrealized appreciation (depreciation) on swap contracts	(4,896)
			$(10,656)		$(2,384)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Short-Term Bond Fund of America	39

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended August 31, 2024, the fund reclassified $1,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$3,036
Capital loss carryforward*	(543,465)
Gross unrealized appreciation on investments	87,231
Gross unrealized depreciation on investments	(66,087)
Net unrealized appreciation (depreciation) on investments	21,144
Cost of investments	12,026,575
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

40	Short-Term Bond Fund of America

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended August 31,
Share class	2024	2023
Class A	$162,205	$121,990
Class C	1,657	1,316
Class T	— †	— †
Class F-1	2,817	2,221
Class F-2	40,121	29,400
Class F-3	26,297	24,504
Class 529-A	18,150	12,540
Class 529-C	354	206
Class 529-E	542	358
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	5,832	3,809
Class 529-F-3	— †	— †
Class R-1	56	30
Class R-2	1,247	768
Class R-2E	55	37
Class R-3	2,047	1,316
Class R-4	1,097	808
Class R-5E	316	171
Class R-5	470	357
Class R-6	212,576	122,079
Total	$475,839	$321,910
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the year ended August 31, 2024, the investment advisory services fees were $29,221,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Short-Term Bond Fund of America	41

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2024, unreimbursed expenses subject to reimbursement totaled $8,163,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2024, the 529 plan services fees were $358,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.
For the year ended August 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$12,514	$3,976	$1,251	Not applicable
Class C	520	50	16	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	178	101	22	Not applicable
Class F-2	Not applicable	1,066	288	Not applicable
Class F-3	Not applicable	3	185	Not applicable
Class 529-A	1,095	418	139	$264
Class 529-C	111	10	3	7
Class 529-E	72	6	4	8
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	68	42	79
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	18	2	1	Not applicable
Class R-2	291	126	12	Not applicable
Class R-2E	9	3	1	Not applicable
Class R-3	279	70	17	Not applicable
Class R-4	70	26	8	Not applicable
Class R-5E	Not applicable	12	2	Not applicable
Class R-5	Not applicable	6	3	Not applicable
Class R-6	Not applicable	26	1,485	Not applicable

Total class-specific expenses	$15,157	$5,969	$3,479	$358
*
Amount less than one thousand.

42	Short-Term Bond Fund of America

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $73,000 in the fund’s statement of operations reflects $54,000 in current fees (either paid in cash or deferred) and a net increase of $19,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

Short-Term Bond Fund of America	43

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2024
Class A	$1,500,361	158,624	$160,270	16,939	$(2,019,977)	(213,591)	$(359,346)	(38,028)
Class C	17,464	1,879	1,641	176	(31,911)	(3,436)	(12,806)	(1,381)
Class T	—	—	—	—	—	—	—	—
Class F-1	14,017	1,484	2,764	293	(29,129)	(3,077)	(12,348)	(1,300)
Class F-2	384,648	40,674	38,341	4,052	(457,113)	(48,344)	(34,124)	(3,618)
Class F-3	174,389	18,425	25,500	2,695	(369,187)	(39,041)	(169,298)	(17,921)
Class 529-A	115,236	12,181	18,072	1,910	(146,774)	(15,498)	(13,466)	(1,407)
Class 529-C	6,817	736	351	38	(7,391)	(798)	(223)	(24)
Class 529-E	3,402	361	538	57	(4,835)	(511)	(895)	(93)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	51,459	5,433	5,804	613	(40,823)	(4,305)	16,440	1,741
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	429	46	56	6	(440)	(48)	45	4
Class R-2	8,462	912	1,234	133	(11,721)	(1,265)	(2,025)	(220)
Class R-2E	637	68	55	6	(613)	(65)	79	9
Class R-3	13,881	1,471	2,030	215	(14,181)	(1,502)	1,730	184
Class R-4	8,289	877	1,092	116	(10,492)	(1,111)	(1,111)	(118)
Class R-5E	3,352	354	315	33	(2,361)	(249)	1,306	138
Class R-5	2,678	283	463	49	(3,633)	(384)	(492)	(52)
Class R-6	771,260	81,326	211,316	22,336	(604,375)	(63,851)	378,201	39,811
Total net increase (decrease)	$3,076,781	325,134	$469,842	49,667	$(3,754,956)	(397,076)	$(208,333)	(22,275)

Year ended August 31, 2023
Class A	$1,591,010	168,287	$120,550	12,760	$(2,278,699)	(241,000)	$(567,139)	(59,953)
Class C	30,597	3,295	1,304	141	(50,889)	(5,475)	(18,988)	(2,039)
Class T	—	—	—	—	—	—	—	—
Class F-1	16,995	1,796	2,181	230	(36,504)	(3,861)	(17,328)	(1,835)
Class F-2	748,861	79,102	27,673	2,929	(854,331)	(90,380)	(77,797)	(8,349)
Class F-3	309,643	32,757	23,965	2,536	(458,440)	(48,490)	(124,832)	(13,197)
Class 529-A	113,941	12,046	12,484	1,322	(151,743)	(16,059)	(25,318)	(2,691)
Class 529-C	6,872	742	205	22	(6,856)	(741)	221	23
Class 529-E	4,036	427	356	38	(5,722)	(606)	(1,330)	(141)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	48,000	5,078	3,780	400	(49,830)	(5,272)	1,950	206
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	656	71	30	3	(456)	(49)	230	25
Class R-2	12,568	1,356	760	82	(15,171)	(1,636)	(1,843)	(198)
Class R-2E	473	50	37	4	(819)	(87)	(309)	(33)
Class R-3	16,214	1,717	1,296	137	(21,625)	(2,291)	(4,115)	(437)
Class R-4	9,018	953	802	85	(12,554)	(1,329)	(2,734)	(291)
Class R-5E	3,179	336	171	18	(932)	(98)	2,418	256
Class R-5	5,481	580	349	37	(6,886)	(728)	(1,056)	(111)
Class R-6	1,693,140	179,233	121,195	12,835	(897,262)	(95,128)	917,073	96,940
Total net increase (decrease)	$4,610,684	487,826	$317,138	33,579	$(4,848,719)	(513,230)	$79,103	8,175
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $23,637,966,000 and $23,634,559,000, respectively, during the year ended August 31, 2024.

44	Short-Term Bond Fund of America

11. Ownership concentration

At August 31, 2024, one shareholder held more than 10% of the fund’s outstanding shares. The shareholder, American Funds College Target Date Series — College Enrollment Fund, held aggregate ownership of 16% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds College Target Date Series — College Enrollment Fund.

Short-Term Bond Fund of America	45

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2024	$9.40	$.37	$.18	$.55	$(.37 )	$—	$(.37 )	$9.58	5.95%	$4,103	.69%	.69%	3.95%
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.89	4,385.68		.68	2.56
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.84)	5,031.67		.67	.86
8/31/2021	10.19	.04	(.05 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.13 )	5,070.67		.67	.44
8/31/2020	9.96	.13	.24	.37	(.14 )	— [5]	(.14 )	10.19	3.82	4,456.70		.70	1.26
Class C:
8/31/2024	9.24	.30	.17	.47	(.30 )	—	(.30 )	9.41	5.14	48	1.38	1.38	3.24
8/31/2023	9.39	.17	(.15 )	.02	(.17 )	—	(.17 )	9.24	.27	60	1.38	1.38	1.82
8/31/2022	9.88	.02	(.47 )	(.45 )	(.04 )	—	(.04 )	9.39	(4.56)	80	1.37	1.37	.18
8/31/2021	10.06	(.03 )	(.04 )	(.07 )	(.01 )	(.10 )	(.11 )	9.88	(.77 )	80	1.37	1.37	(.25 )
8/31/2020	9.84	.05	.25	.30	(.08 )	— [5]	(.08 )	10.06	3.05	79	1.39	1.39	.55
Class T:
8/31/2024	9.41	.40	.18	.58	(.40 )	—	(.40 )	9.59	6.16 [6]	— [7]	.39 [6]	.39 [6]	4.27 [6]
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.30 [6]	— [7]	.37 [6]	.37 [6]	2.90 [6]
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.56)[6]	— [7]	.37 [6]	.37 [6]	1.15 [6]
8/31/2021	10.19	.07	(.05 )	.02	(.08 )	(.10 )	(.18 )	10.03	.16 [6]	— [7]	.37 [6]	.37 [6]	.74 [6]
8/31/2020	9.96	.16	.24	.40	(.17 )	— [5]	(.17 )	10.19	4.13 [6]	— [7]	.39 [6]	.39 [6]	1.60 [6]
Class F-1:
8/31/2024	9.40	.37	.18	.55	(.37 )	—	(.37 )	9.58	5.96	68.68		.68	3.95
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.90	79.67		.67	2.55
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.84)	97.67		.67	.83
8/31/2021	10.19	.04	(.05 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.13 )	120.67		.67	.44
8/31/2020	9.96	.13	.24	.37	(.14 )	— [5]	(.14 )	10.19	3.82	131.69		.69	1.26
Class F-2:
8/31/2024	9.40	.40	.18	.58	(.40 )	—	(.40 )	9.58	6.25	967.40		.40	4.24
8/31/2023	9.56	.27	(.16 )	.11	(.27 )	—	(.27 )	9.40	1.18	984.40		.40	2.86
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.58)	1,080.40		.40	1.14
8/31/2021	10.19	.07	(.05 )	.02	(.08 )	(.10 )	(.18 )	10.03	.14	1,079.41		.41	.71
8/31/2020	9.96	.15	.25	.40	(.17 )	— [5]	(.17 )	10.19	4.11	845.41		.41	1.49
Class F-3:
8/31/2024	9.41	.41	.17	.58	(.41 )	—	(.41 )	9.58	6.26	575.29		.29	4.34
8/31/2023	9.56	.28	(.15 )	.13	(.28 )	—	(.28 )	9.41	1.39	733.29		.29	2.94
8/31/2022	10.03	.12	(.47 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.49)	871.30		.30	1.26
8/31/2021	10.19	.08	(.05 )	.03	(.09 )	(.10 )	(.19 )	10.03	.24	783.31		.30	.81
8/31/2020	9.96	.16	.25	.41	(.18 )	— [5]	(.18 )	10.19	4.21	538.34		.32	1.62
Class 529-A:
8/31/2024	9.40	.38	.17	.55	(.37 )	—	(.37 )	9.58	5.97	463.67		.67	3.97
8/31/2023	9.56	.24	(.16 )	.08	(.24 )	—	(.24 )	9.40	.90	468.67		.67	2.59
8/31/2022	10.03	.08	(.46 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.83)	501.65		.65	.86
8/31/2021	10.19	.05	(.06 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.12 )	560.66		.66	.45
8/31/2020	9.96	.13	.24	.37	(.14 )	— [5]	(.14 )	10.19	3.82	556.69		.69	1.27
Refer to the end of the table for footnotes.

46	Short-Term Bond Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2024	$9.21	$.30	$.16	$.46	$(.29 )	$—	$(.29 )	$9.38	5.10%	$11	1.43%	1.43%	3.21%
8/31/2023	9.36	.17	(.15 )	.02	(.17 )	—	(.17 )	9.21	.20	11	1.43	1.43	1.84
8/31/2022	9.84	.01	(.45 )	(.44 )	(.04 )	—	(.04 )	9.36	(4.50)	11	1.42	1.42	.09
8/31/2021	10.03	(.03 )	(.05 )	(.08 )	(.01 )	(.10 )	(.11 )	9.84	(.86 )	14	1.40	1.40	(.28 )
8/31/2020	9.81	.06	.23	.29	(.07 )	— [5]	(.07 )	10.03	3.03	16	1.44	1.44	.59
Class 529-E:
8/31/2024	9.39	.35	.18	.53	(.35 )	—	(.35 )	9.57	5.75	14.88		.88	3.76
8/31/2023	9.55	.22	(.16 )	.06	(.22 )	—	(.22 )	9.39	.67	14.89		.89	2.37
8/31/2022	10.02	.06	(.46 )	(.40 )	(.07 )	—	(.07 )	9.55	(4.03)	16.88		.88	.60
8/31/2021	10.18	.02	(.05 )	(.03 )	(.03 )	(.10 )	(.13 )	10.02	(.34 )	21.89		.89	.23
8/31/2020	9.95	.11	.24	.35	(.12 )	— [5]	(.12 )	10.18	3.61	20.91		.91	1.08
Class 529-T:
8/31/2024	9.40	.40	.17	.57	(.39 )	—	(.39 )	9.58	6.20 [6]	— [7]	.45 [6]	.45 [6]	4.19 [6]
8/31/2023	9.56	.27	(.16 )	.11	(.27 )	—	(.27 )	9.40	1.14 [6]	— [7]	.43 [6]	.43 [6]	2.84 [6]
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.61)[6]	— [7]	.43 [6]	.43 [6]	1.09 [6]
8/31/2021	10.19	.07	(.06 )	.01	(.07 )	(.10 )	(.17 )	10.03	.11 [6]	— [7]	.44 [6]	.44 [6]	.67 [6]
8/31/2020	9.96	.15	.25	.40	(.17 )	— [5]	(.17 )	10.19	4.06 [6]	— [7]	.47 [6]	.47 [6]	1.52 [6]
Class 529-F-1:
8/31/2024	9.41	.39	.17	.56	(.39 )	—	(.39 )	9.58	6.03 [6]	— [7]	.50 [6]	.50 [6]	4.15 [6]
8/31/2023	9.56	.26	(.15 )	.11	(.26 )	—	(.26 )	9.41	1.17 [6]	— [7]	.50 [6]	.50 [6]	2.76 [6]
8/31/2022	10.03	.10	(.47 )	(.37 )	(.10 )	—	(.10 )	9.56	(3.67)[6]	— [7]	.49 [6]	.49 [6]	1.03 [6]
8/31/2021	10.19	.10	(.09 )	.01	(.07 )	(.10 )	(.17 )	10.03	.07 [6]	— [7]	.42 [6]	.42 [6]	.96 [6]
8/31/2020	9.96	.15	.25	.40	(.17 )	— [5]	(.17 )	10.19	4.07	122.46		.46	1.51
Class 529-F-2:
8/31/2024	9.41	.40	.17	.57	(.40 )	—	(.40 )	9.58	6.14	152.40		.40	4.25
8/31/2023	9.56	.28	(.16 )	.12	(.27 )	—	(.27 )	9.41	1.31	132.37		.37	2.91
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.58)	133.40		.40	1.13
8/31/2021[8,9]	10.17	.05	(.03 )	.02	(.06 )	(.10 )	(.16 )	10.03	.14 [10]	139	.43 [11]	.43 [11]	.64 [11]
Class 529-F-3:
8/31/2024	9.41	.41	.16	.57	(.40 )	—	(.40 )	9.58	6.17	— [7]	.37	.37	4.29
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.30	— [7]	.37	.37	2.89
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.56)	— [7]	.37	.37	1.15
8/31/2021[8,9]	10.17	.06	(.04 )	.02	(.06 )	(.10 )	(.16 )	10.03	.18 [10]	— [7]	.44 [11]	.37 [11]	.68 [11]
Class R-1:
8/31/2024	9.23	.30	.17	.47	(.30 )	—	(.30 )	9.40	5.14	2	1.39	1.39	3.27
8/31/2023	9.38	.17	(.15 )	.02	(.17 )	—	(.17 )	9.23	.25	2	1.39	1.39	1.88
8/31/2022	9.87	— [5]	(.45 )	(.45 )	(.04 )	—	(.04 )	9.38	(4.57)	1	1.39	1.39	(.02 )
8/31/2021	10.05	(.03 )	(.04 )	(.07 )	(.01 )	(.10 )	(.11 )	9.87	(.77 )	3	1.38	1.38	(.26 )
8/31/2020	9.83	.05	.24	.29	(.07 )	— [5]	(.07 )	10.05	3.02	3	1.42	1.42	.53
Refer to the end of the table for footnotes.

Short-Term Bond Fund of America	47

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2024	$9.22	$.30	$.18	$.48	$(.30 )	$—	$(.30 )	$9.40	5.28%	$39	1.37%	1.37%	3.27%
8/31/2023	9.38	.18	(.17 )	.01	(.17 )	—	(.17 )	9.22	.17	40	1.37	1.37	1.89
8/31/2022	9.86	.01	(.45 )	(.44 )	(.04 )	—	(.04 )	9.38	(4.47)	43	1.38	1.38	.14
8/31/2021	10.05	(.03 )	(.05 )	(.08 )	(.01 )	(.10 )	(.11 )	9.86	(.87 )	48	1.39	1.39	(.27 )
8/31/2020	9.82	.06	.24	.30	(.07 )	— [5]	(.07 )	10.05	3.14	51	1.41	1.41	.56
Class R-2E:
8/31/2024	9.38	.34	.17	.51	(.33 )	—	(.33 )	9.56	5.57	2	1.05	1.05	3.59
8/31/2023	9.54	.20	(.16 )	.04	(.20 )	—	(.20 )	9.38	.48	1	1.08	1.08	2.15
8/31/2022	10.02	.05	(.48 )	(.43 )	(.05 )	—	(.05 )	9.54	(4.25)	2	1.09	1.09	.48
8/31/2021	10.18	— [5]	(.05 )	(.05 )	(.01 )	(.10 )	(.11 )	10.02	(.50 )	1	1.12	1.12	(.01 )
8/31/2020	9.95	.08	.25	.33	(.10 )	— [5]	(.10 )	10.18	3.35	1	1.17	1.16	.79
Class R-3:
8/31/2024	9.39	.35	.17	.52	(.35 )	—	(.35 )	9.56	5.60	57.92		.92	3.73
8/31/2023	9.54	.22	(.15 )	.07	(.22 )	—	(.22 )	9.39	.75	54.92		.92	2.33
8/31/2022	10.02	.06	(.48 )	(.42 )	(.06 )	—	(.06 )	9.54	(4.15)	59.93		.93	.58
8/31/2021	10.18	.02	(.06 )	(.04 )	(.02 )	(.10 )	(.12 )	10.02	(.39 )	63.95		.95	.17
8/31/2020	9.94	.10	.26	.36	(.12 )	— [5]	(.12 )	10.18	3.65	64.97		.97	1.01
Class R-4:
8/31/2024	9.40	.38	.17	.55	(.37 )	—	(.37 )	9.58	6.01	30.63		.63	4.01
8/31/2023	9.56	.25	(.16 )	.09	(.25 )	—	(.25 )	9.40	.94	31.63		.63	2.62
8/31/2022	10.03	.09	(.47 )	(.38 )	(.09 )	—	(.09 )	9.56	(3.81)	34.63		.63	.88
8/31/2021	10.19	.05	(.06 )	(.01 )	(.05 )	(.10 )	(.15 )	10.03	(.10 )	38.64		.64	.48
8/31/2020	9.96	.13	.25	.38	(.15 )	— [5]	(.15 )	10.19	3.86	44.66		.66	1.32
Class R-5E:
8/31/2024	9.41	.40	.16	.56	(.39 )	—	(.39 )	9.58	6.09	8.44		.44	4.21
8/31/2023	9.56	.27	(.15 )	.12	(.27 )	—	(.27 )	9.41	1.23	7.44		.44	2.91
8/31/2022	10.03	.11	(.47 )	(.36 )	(.11 )	—	(.11 )	9.56	(3.63)	5.45		.45	1.09
8/31/2021	10.19	.07	(.06 )	.01	(.07 )	(.10 )	(.17 )	10.03	.09	4.45		.45	.66
8/31/2020	9.96	.15	.25	.40	(.17 )	— [5]	(.17 )	10.19	4.05	3.48		.48	1.49
Class R-5:
8/31/2024	9.41	.41	.16	.57	(.40 )	—	(.40 )	9.58	6.20	11.34		.34	4.30
8/31/2023	9.56	.27	(.14 )	.13	(.28 )	—	(.28 )	9.41	1.34	11.35		.35	2.91
8/31/2022	10.03	.11	(.46 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.54)	12.35		.35	1.11
8/31/2021	10.19	.08	(.06 )	.02	(.08 )	(.10 )	(.18 )	10.03	.19	17.35		.35	.76
8/31/2020	9.96	.16	.25	.41	(.18 )	— [5]	(.18 )	10.19	4.16	13.37		.37	1.60
Class R-6:
8/31/2024	9.40	.41	.18	.59	(.41 )	—	(.41 )	9.58	6.37	5,268.29		.29	4.36
8/31/2023	9.56	.29	(.17 )	.12	(.28 )	—	(.28 )	9.40	1.28	4,797.29		.29	3.02
8/31/2022	10.03	.12	(.47 )	(.35 )	(.12 )	—	(.12 )	9.56	(3.49)	3,950.30		.30	1.26
8/31/2021	10.19	.08	(.05 )	.03	(.09 )	(.10 )	(.19 )	10.03	.24	3,618.30		.30	.81
8/31/2020	9.96	.16	.25	.41	(.18 )	— [5]	(.18 )	10.19	4.22	2,956.32		.32	1.64
Refer to the end of the table for footnotes.

48	Short-Term Bond Fund of America

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Year ended August 31,
	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	93%	91%	86%	69%	107%
Including mortgage dollar roll transactions	266%	203%	130%	147%	116%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Annualized.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Short-Term Bond Fund of America	49

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Short-Term Bond Fund of America
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Short-Term Bond Fund of America (the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
October 14, 2024
We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

50	Short-Term Bond Fund of America

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2024:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$192,633,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

Short-Term Bond Fund of America	51

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

52	Short-Term Bond Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

Short-Term Bond Fund of America	53

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

54	Short-Term Bond Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term Bond Fund of America

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2024

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: October 31, 2024